UNITED STATES
	Securities and Exchange Commission
	    Washington, D.C.  20549

		FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
          INVESTMENT COMPANIES

Investment Company Act file number 811-6155

American National Investment Accounts, Inc.
P.O. Box 58969
Houston, TX  77258-8969

Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969
(800) 231-4639

Fiscal year end:  December 31

Reporting period:  December 31, 2003


ITEM 1. REPORT TO SHAREHOLDERS

Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969

ANNUAL REPORT

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

-   GROWTH PORTFOLIO
-   EQUITY INCOME PORTFOLIO
-   BALANCED PORTFOLIO
-   MONEY MARKET PORTFOLIO
-   GOVERNMENT BOND PORTFOLIO
-   SMALL-CAP/MID-CAP PORTFOLIO
-   HIGH YIELD BOND PORTFOLIO
-   INTERNATIONAL STOCK PORTFOLIO

ANNUAL REPORT

DECEMBER 31, 2003

"THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE INCLUDED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS."

FORM 9429
02/04

SCHEDULE OF INVESTMENTS December 31, 2003

GROWTH PORTFOLIO

COMMON STOCK                                                SHARES          VALUE
AEROSPACE & DEFENSE--2.49%
Boeing Company                                               3,900   $     164,346
Honeywell International Incorporated                         7,500         250,725
                                                                     -------------
                                                                           415,071

AUTOMOBILES--1.83%
Ford Motor Company                                           5,722          91,552
General Motors Corporation                                   3,200         170,880
Harley-Davidson, Incorporated                                  900          42,777
                                                                     -------------
                                                                           305,209

BANKS--7.87%
Bank of America Corporation                                  4,900         394,107
PNC Financial Services Group                                 4,300         235,339
U.S. Bancorp                                                13,078         389,463
Wells Fargo Company                                          5,000         294,450
                                                                     -------------
                                                                         1,313,359

BEVERAGES--3.10%
Anheuser-Busch Companies, Incorporated                       2,600         136,968
Coca-Cola Company                                            4,300         218,225
PepsiCo, Incorporated                                        3,500         163,170
                                                                     -------------
                                                                           518,363

BIOTECHNOLOGY--2.36%
Amgen Incorporated *                                         2,600         160,680
Genentech, Incorporated *                                    2,500         233,925
                                                                     -------------
                                                                           394,605

BUILDING PRODUCTS--0.66%
American Standard Companies Incorporated *                   1,100         110,770


CHEMICALS--1.28%
Dow Chemical Company (The)                                   2,400          99,768
E.I. du Pont de Nemours and Company                          2,500         114,725
                                                                     -------------
                                                                           214,493

COMMERCIAL SERVICES & SUPPLIES--0.73%
H & R Block, Incorporated                                    2,200         121,814

COMMUNICATIONS EQUIPMENT--2.40%
Cisco Systems, Incorporated *                               11,600         281,764
Motorola, Incorporated                                       8,400         118,188
                                                                     -------------
                                                                           399,952

COMPUTERS & PERIPHERALS--3.97%
Computer Associates International, Incorporated              1,000          27,340
Dell Computer Corporation *                                  4,400         149,424
EMC Corporation *                                            8,200         105,944
Hewlett-Packard Company                                      5,200         119,444
International Business Machines Corporation                  2,500         231,700
Sun Microsystems, Incorporated *                             6,400          28,736
                                                                     -------------
                                                                           662,588

CONTAINERS & PACKAGING--0.58%
Sealed Air Corporation *                                     1,800   $      97,452

DIVERSIFIED FINANCIALS--7.53%
Citigroup, Incorporated                                      9,500         461,130
Countrywide Financial Corporation                            1,066          80,856
J.P. Morgan Chase & Company                                  8,450         310,369
Morgan Stanley                                               7,000         405,090
                                                                     -------------
                                                                         1,257,445

DIVERSIFIED TELECOMMUNICATION SERVICES--2.90%
Alltel Corporation                                           1,100          51,238
BellSouth Corporation                                        4,500         127,350
SBC Communications Incorporated                              5,200         135,564
Verizon Communications                                       2,300          80,684
Vodaphone Group PLC ADR                                      3,600          90,144
                                                                     -------------
                                                                           484,980

ELECTRIC UTILITIES--1.62%
Dominion Resources, Incorporated                               500          31,915
Exelon Corporation                                           1,200          79,632
Southern Company (The)                                       2,600          78,650
Wisconsin Energy Corporation                                 2,400          80,280
                                                                     -------------
                                                                           270,477

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.31%
Agilent Technologies, Incorporated *                           600          17,544
Jabil Circuit, Incorporated *                                  500          14,150
Molex Incorporated                                             300          10,467
Thermo Electron Corporation *                                  400          10,080
                                                                     -------------
                                                                            52,241

ENERGY EQUIPMENT & SERVICES--0.59%
Schlumberger Limited                                         1,800          98,496

FOOD PRODUCTS--2.26%
ConAgra Foods, Incorporated                                  5,800         153,062
McCormick & Company, Incorporated                            5,100         153,510
Sensient Technologies Corporation                            3,600          71,172
                                                                     -------------
                                                                           377,744

FOOD & DRUG RETAILING--3.26%
SUPERVALU Incorporated                                       5,700         162,963
Wal-Mart Stores, Incorporated                                7,200         381,960
                                                                     -------------
                                                                           544,923

GAS--0.45%
El Paso Corporation                                          4,300          35,217
Sempra Energy                                                1,300          39,078
                                                                     -------------
                                                                            74,295

GOVERNMENT AGENCY--1.05%
Federal Home Loan Mortgage Corporation                       3,000         174,960

                                                         SHARES          VALUE
HEALTH CARE EQUIPMENT & SUPPLIES--2.16%
Beckman Coulter, Incorporated                                3,200   $     162,656
Medtronic, Incorporated                                      3,200         155,552
Zimmer Holdings, Incorporated *                                600          42,240
                                                                     -------------
                                                                           360,448

HEALTH CARE PROVIDERS & SERVICES--0.97%
McKesson Corporation                                         3,100          99,696
Tenet Healthcare Corporation *                               3,900          62,595
                                                                     -------------
                                                                           162,291

HOTELS, RESTAURANTS & LEISURE--1.45%
Fairmont Hotels & Resorts Incorporated                       1,100          29,854
Starwood Hotels & Resorts Worldwide,
  Incorporated                                               5,900         212,223
                                                                     -------------
                                                                           242,077

HOUSEHOLD DURABLES--0.57%
Stanley Works (The)                                          2,500          94,675

HOUSEHOLD PRODUCTS--2.98%
Kimberly-Clark Corporation                                   2,600         153,634
Newell Rubbermaid Incorporated                               2,800          63,756
Procter & Gamble Company                                     2,800         279,664
                                                                     -------------
                                                                           497,054

INDUSTRIAL CONGLOMERATES--4.38%
3M Company                                                   1,300         110,539
Danaher Corporation                                          1,600         146,800
General Electric Company                                    15,300         473,994
                                                                     -------------
                                                                           731,333

INFORMATION TECHNOLOGY CONSULTING & SERVICES--0.79%
Automatic Data Processing, Incorporated                      1,700          67,337
Electronic Data Systems Corporation                          1,500          36,810
SunGard Data Systems Incorporated *                          1,000          27,710
                                                                     -------------
                                                                           131,857

INSURANCE--4.80%
American International Group, Incorporated                   4,916         325,832
Brown & Brown, Incorporated                                  3,200         104,352
CIGNA Corporation                                            1,000          57,500
Prudential Financial, Incorporated                           7,000         292,390
Travelers Property Casualty Corporation
  (Class A)                                                    380           6,376
Travelers Property Casualty Corporation
  (Class B)                                                    881          14,951
                                                                     -------------
                                                                           801,401

MACHINERY--2.06%
Caterpillar Incorporated                                     2,100   $     174,342
Ingersoll-Rand Company (Class A)                             2,500         169,700
                                                                     -------------
                                                                           344,042

MEDIA--3.67%
Comcast Corporation (Special Class A) *                      3,400         111,758
Onmicom Group Incorporated                                     500          43,665
Time Warner Incorporated *                                   6,700         120,533
Viacom Incorporated (Class B)                                2,700         119,826
Walt Disney Company (The)                                    9,300         216,969
                                                                     -------------
                                                                           612,751

MISCELLANEOUS--1.00%
Nasdaq-100 Index Tracking Stock                              4,600         167,532

MULTI-LINE RETAIL--0.37%
Target Corporation                                           1,600          61,440

OFFICE ELECTRONICS--0.12%
Xerox Corporation *                                          1,400          19,320

OIL & GAS--4.88%
Anadarko Petroleum Corporation                               1,400          71,414
BP PLC ADR                                                   3,800         187,530
ChevronTexaco Corporation                                    1,500         129,585
Kinder Morgan, Incorporated                                    900          53,190
Royal Dutch Petroleum Company ADR                            4,100         214,799
Unocal Corporation                                           4,300         158,369
                                                                     -------------
                                                                           814,887

PAPER & FOREST PRODUCTS--0.41%
International Paper Company                                  1,600          68,976

PHARMACEUTICALS--6.77%
Bristol-Myers Squibb Company                                 2,500          71,500
Johnson & Johnson                                            5,500         284,130
Merck & Company, Incorporated                                2,700         124,740
Pfizer, Incorporated                                        13,745         485,611
Watson Pharmaceuticals, Incorporated *                       2,200         101,200
Wyeth                                                        1,500          63,675
                                                                     -------------
                                                                         1,130,856

SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.04%
Analog Devices, Incorporated                                   500          22,825
Intel Corporation                                           12,000         386,400
KLA-Tencor Corporation *                                       400          23,468
Linear Technology Corporation                                  500          21,035
Maxim Integrated Products, Incorporated                        400          19,920
Micron Technology, Incorporated *                              900          12,123
Texas Instruments Incorporated                               5,900         173,342
Xilinx, Incorporated *                                         400          15,496
                                                                     -------------
                                                                           674,609

                                                         SHARES          VALUE
SOFTWARE--3.95%
Electronic Arts Incorporated *                                 600   $      28,668
Intuit Incorporated *                                          400          21,164
Microsoft Corporation                                       15,600         429,624
Oracle Corporation *                                         8,800         116,160
PeopleSoft, Incorporated *                                   1,500          34,200
VERITAS Software Corporation *                                 800          29,728
                                                                     -------------
                                                                           659,544

SPECIALTY RETAIL--2.28%
Bed Bath & Beyond Incorporated *                             1,800          78,030
Chico's FAS, Incorporated *                                  2,500          92,375
Home Depot, Incorporated (The)                               3,300         117,117
Limited Brands                                               5,200          93,756
                                                                     -------------
                                                                           381,278

TRADING COMPANIES & DISTRIBUTORS--0.54%
W.W. Grainger, Incorporated                                  1,900          90,041


WIRELESS TELECOMMUNICATION SERVICES--0.54%
A T & T Wireless Services Incorporated *                     6,365          50,856
Nextel Communications, Incorporated
  (Class A) *                                                1,400          39,284
                                                                     -------------
                                                                            90,140
                                                                     -------------
                                        TOTAL COMMON STOCK--95.97%
                                                (Cost $13,078,060)      16,025,789
                                                                     -------------

COMMERCIAL PAPER
                                                          FACE
                                                         AMOUNT           VALUE
ELECTRIC UTILITIES--1.20%
Empire District Electric Company, 1.20%, 01/05/04    $     200,000   $     199,973

INSURANCE--2.21%
Torchmark Corporation, 1.08%, 01/09/04                     370,000         369,911
                                                                     -------------
                       TOTAL COMMERCIAL PAPER--3.41%
                                      (Cost $569,884)                      569,884
                                                                     -------------
                           TOTAL INVESTMENTS--99.38%
                                  (Cost $13,647,944)                    16,595,673
      CASH AND OTHER ASSETS, LESS LIABILITIES--0.62%                       103,430
                                                                     -------------
                                 NET ASSETS--100.00%                 $  16,699,103
                                                                     =============

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

EQUITY INCOME PORTFOLIO

COMMON STOCK

                                                         SHARES          VALUE
AEROSPACE & DEFENSE--2.06%
Lockheed Martin Corporation                                  4,300   $     221,020
Northrop Grumman Corporation                                 2,200         210,320
                                                                     -------------
                                                                           431,340

AUTOMOBILES--2.18%
Ford Motor Company                                          16,163         258,608
General Motors Corporation                                   3,700         197,580
                                                                     -------------
                                                                           456,188

BANKS--7.57%
Bank of America Corporation                                  6,700         538,881
PNC Financial Services Group                                 5,500         301,015
U.S. Bancorp                                                11,000         327,580
Wells Fargo Company                                          7,100         418,119
                                                                     -------------
                                                                         1,585,595

BEVERAGES--3.31%
Anheuser-Busch Companies, Incorporated                       3,200         168,576
Coca-Cola Company                                            6,200         314,650
PepsiCo, Incorporated                                        4,500         209,790
                                                                     -------------
                                                                           693,016

BIOTECHNOLOGY--0.68%
Amgen Incorporated *                                         2,300         142,140

BUILDING PRODUCTS--0.67%
American Standard Companies Incorporated *                   1,400         140,980

CHEMICALS--1.19%
Dow Chemical Company (The)                                   2,800         116,396
E.I. du Pont de Nemours and Company                          2,900         133,081
                                                                     -------------
                                                                           249,477

COMMERCIAL SERVICES & SUPPLIES--0.56%
Banta Corporation                                            2,900         117,450

COMMUNICATIONS EQUIPMENT--1.51%
Cisco Systems, Incorporated *                               13,000         315,770

COMPUTERS & PERIPHERALS--1.24%
EMC Corporation *                                            6,400          82,688
International Business Machines Corporation                  1,900         176,092
                                                                     -------------
                                                                           258,780

CONTAINERS & PACKAGING--0.59%
Sealed Air Corporation *                                     2,300         124,522

DIVERSIFIED FINANCIALS--6.85%
Citigroup, Incorporated                                     11,633         564,666
J.P. Morgan Chase & Company                                 11,750         431,578
Morgan Stanley                                               7,600         439,812
                                                                     -------------
                                                                         1,436,056

DIVERSIFIED TELECOMMUNICATION SERVICES--1.38%
Alltel Corporation                                           1,700   $      79,186
Verizon Communications                                       2,510          88,051
Vodaphone Group PLC ADR                                      4,900         122,696
                                                                     -------------
                                                                           289,933

ELECTRIC UTILITIES--2.72%
Allegheny Energy, Incorporated *                             3,400          43,384
Ameren Corporation                                           2,800         128,800
CenterPoint Energy, Incorporated                             4,100          39,729
Constellation Energy Group                                   4,400         172,304
Exelon Corporation                                             800          53,088
Reliant Resources, Incorporated *                            3,217          23,677
Southern Company (The)                                       1,700          51,425
Wisconsin Energy Corporation                                 1,700          56,865
                                                                     -------------
                                                                           569,272

ENERGY EQUIPMENT & SERVICES--0.52%
Schlumberger Limited                                         2,000         109,440

FOOD PRODUCTS--2.96%
ConAgra Foods, Incorporated                                  6,600         174,174
H.J. Heinz Company                                           3,300         120,219
McCormick & Company, Incorporated                            3,100          93,310
Sara Lee Corporation                                         7,800         169,338
Sensient Technologies Corporation                            3,200          63,264
                                                                     -------------
                                                                           620,305

FOOD & DRUG RETAILING--2.40%
Wal-Mart Stores, Incorporated                                9,500         503,975

GOVERNMENT AGENCY--1.09%
Federal Home Loan Mortgage Corporation                       3,900         227,448

HEALTH CARE EQUIPMENT & SUPPLIES--1.18%
Beckman Coulter, Incorporated                                3,900         198,237
Zimmer Holdings, Incorporated *                                700          49,280
                                                                     -------------
                                                                           247,517

HEALTH CARE PROVIDERS & SERVICES--0.60%
Health Management Associates, Incorporated
  (Class A)                                                  4,000          96,000
Tenet Healthcare Corporation *                               1,900          30,495
                                                                     -------------
                                                                           126,495

HOTELS, RESTAURANTS & LEISURE--1.36%
Starwood Hotels & Resorts Worldwide, Incorporated            7,900         284,163

HOUSEHOLD DURABLES--1.17%
Stanley Works (The)                                          3,200         121,184
Whirlpool Corporation                                        1,700         123,505
                                                                     -------------
                                                                           244,689

                                                         SHARES          VALUE
HOUSEHOLD PRODUCTS--2.66%
Kimberly-Clark Corporation                                   2,300   $     135,907
Newell Rubbermaid Incorporated                               3,600          81,972
Procter & Gamble Company                                     3,400         339,592
                                                                     -------------
                                                                           557,471

INDUSTRIAL CONGLOMERATES--4.52%
3M Company                                                   1,800         153,054
Danaher Corporation                                          2,100         192,675
General Electric Company                                    19,450         602,561
                                                                     -------------
                                                                           948,290

INSURANCE--4.34%
American International Group, Incorporated                   6,100         404,308
CIGNA Corporation                                            3,100         178,250
Prudential Financial, Incorporated                           6,900         288,213
Travelers Property Casualty Corporation
  (Class A)                                                    710          11,914
Travelers Property Casualty Corporation
  (Class B)                                                  1,554          26,371
                                                                     -------------
                                                                           909,056

LEISURE EQUIPMENT & PRODUCTS--0.14%
Brunswick Corporation                                          900          28,647

MACHINERY--1.95%
Caterpillar Incorporated                                     2,400         199,248
Ingersoll-Rand Company (Class A)                             3,100         210,428
                                                                     -------------
                                                                           409,676

MEDIA--3.76%
Comcast Corporation (Special Class A ) *                     2,800          87,584
Cox Communications, Incorporated (Class A) *                 1,800          62,010
Time Warner Incorporated *                                  10,600         190,694
Viacom Incorporated (Class B)                                4,100         181,958
Walt Disney Company (The)                                   11,400         265,962
                                                                     -------------
                                                                           788,208

MULTI-LINE RETAIL--1.37%
Federated Department Stores, Incorporated                    6,100         287,493


OIL & GAS--7.05%
Anadarko Petroleum Corporation                               2,759         140,737
BP PLC ADR                                                   4,500         222,075
ChevronTexaco Corporation                                    2,750         237,572
Exxon Mobil Corporation                                     13,600         557,600
Royal Dutch Petroleum Company ADR                            6,100         319,579
                                                                     -------------
                                                                         1,477,563

PAPER & FOREST PRODUCTS--1.49%
International Paper Company                                  1,800   $      77,598
Plum Creek Timber Company, Incorporated                      7,700         234,465
                                                                     -------------
                                                                           312,063

PHARMACEUTICALS--9.62%
Allergan, Incorporated                                       1,700         130,577
Bristol-Myers Squibb Company                                 6,200         177,320
Johnson & Johnson                                            6,400         330,624
Merck & Company, Incorporated                                5,300         244,860
Pfizer, Incorporated                                        22,740         803,404
Watson Pharmaceuticals, Incorporated *                       4,200         193,200
Wyeth                                                        3,200         135,840
                                                                     -------------
                                                                         2,015,825

REAL ESTATE--6.24%
CenterPoint Properties Corporation                           7,300         546,770
Health Care Property Investors, Incorporated                 5,800         294,640
Public Storage, Incorporated                                 5,300         229,967
Weingarten Realty Investors                                  5,350         237,272
                                                                     -------------
                                                                         1,308,649

ROAD & RAIL--0.47%
USFreightways Corporation                                    2,900          99,151

SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.42%
Intel Corporation                                           12,900         415,380
Texas Instruments Incorporated                               3,100          91,078
                                                                     -------------
                                                                           506,458

SOFTWARE--2.98%
Microsoft Corporation                                       22,700         625,158

SPECIALTY RETAIL--1.37%
Limited Brands                                               6,400         115,392
Lowe's Companies, Incorporated                               3,100         171,709
                                                                     -------------
                                                                           287,101

TOBACCO--1.23%
Altria Group, Incorporated                                   2,500         136,050
R.J. Reynolds Tobacco Holdings, Incorporated                 2,100         122,115
                                                                     -------------
                                                                           258,165

TRADING COMPANIES & DISTRIBUTORS--0.54%
W.W. Grainger, Incorporated                                  2,400         113,736
                                                                     -------------
                                        TOTAL COMMON STOCK--95.94%
                                                (Cost $18,774,007)      20,107,261
                                                                     -------------

COMMERCIAL PAPER

                                                          FACE
                                                         AMOUNT           VALUE
ELECTRIC UTILITIES--1.48%
Empire District Electric Company, 1.20%, 01/05/04    $     310,000   $     309,959

INSURANCE--2.04%
Torchmark Corporation, 1.08%, 01/09/04                     428,000         427,897
                                                                     -------------
                                     TOTAL COMMERCIAL PAPER--3.52%
                                                   (Cost $737,856)         737,856
                                                                     -------------
                                         TOTAL INVESTMENTS--99.46%
                                                 (Cost $19,511,863)     20,845,117
                     CASH AND OTHER ASSETS, LESS LIABILITIES--0.54%        113,266
                                                                     -------------
                                               NET ASSETS--100.00%   $  20,958,383
                                                                     =============

ABBREVIATIONS

ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

BALANCED PORTFOLIO

COMMON STOCK

                                                         SHARES          VALUE
AEROSPACE & DEFENSE--0.58%
Honeywell International Incorporated                         2,000   $      66,860

AIR FREIGHT & COURIERS--0.64%
United Parcel Service, Incorporated (Class B)                1,000          74,550

AUTOMOBILES--0.74%
Ford Motor Company                                           2,374          37,984
General Motors Corporation                                     900          48,060
                                                                     -------------
                                                                            86,044
BANKS--6.35%
Bank of America Corporation                                  3,000         241,290
Bank One Corporation                                         1,100          50,149
PNC Financial Services Group                                 1,600          87,568
U.S. Bancorp                                                 4,800         142,944
Wachovia Corporation                                         1,300          60,567
Wells Fargo Company                                          2,600         153,114
                                                                     -------------
                                                                           735,632
BEVERAGES--1.87%
Anheuser-Busch Companies, Incorporated                       1,300          68,484
Coca-Cola Company                                            2,000         101,500
PepsiCo, Incorporated                                        1,000          46,620
                                                                     -------------
                                                                           216,604
BIOTECHNOLOGY--0.48%
Amgen Incorporated *                                           900          55,620

BUILDING PRODUCTS--0.44%
American Standard Companies Incorporated *                     500          50,350

CHEMICALS--0.80%
Dow Chemical Company (The)                                   1,000          41,570
E.I. du Pont de Nemours and Company                          1,100          50,479
                                                                     -------------
                                                                            92,049
COMMERCIAL SERVICES & SUPPLIES--1.03%
Banta Corporation                                            1,700          68,850
H & R Block, Incorporated                                      900          49,833
                                                                     -------------
                                                                           118,683
COMMUNICATIONS EQUIPMENT--1.85%
Cisco Systems, Incorporated *                                8,200         199,178
Motorola, Incorporated                                       1,100          15,477
                                                                     -------------
                                                                           214,655
COMPUTERS & PERIPHERALS--2.74%
Dell Computer Corporation *                                  2,400          81,504
EMC Corporation *                                            6,100          78,812
Hewlett-Packard Company                                        500          11,485
International Business Machines Corporation                  1,300         120,484
Sun Microsystems, Incorporated *                             5,600          25,144
                                                                     -------------
                                                                           317,429
CONTAINERS & PACKAGING--0.42%
Sealed Air Corporation *                                       900   $      48,726

DIVERSIFIED FINANCIALS--5.47%
American Express Company                                     1,300          62,699
Citigroup, Incorporated                                      4,800         232,992
Countrywide Financial Corporation                              533          40,428
J.P. Morgan Chase & Company                                  4,940         181,446
Morgan Stanley                                               2,000         115,740
                                                                     -------------
                                                                           633,305
DIVERSIFIED TELECOMMUNICATION SERVICES--1.60%
Alltel Corporation                                             700          32,606
SBC Communications Incorporated                              3,000          78,210
Verizon Communications                                         676          23,714
Vodaphone Group PLC ADR                                      2,000          50,080
                                                                     -------------
                                                                           184,610
ELECTRIC UTILITIES--1.93%
Allegheny Energy, Incorporated *                             1,000          12,760
Ameren Corporation                                           1,300          59,800
CenterPoint Energy, Incorporated                             2,000          19,380
Constellation Energy Group                                   1,900          74,404
Exelon Corporation                                             200          13,272
Reliant Resources, Incorporated *                            1,682          12,380
Southern Company (The)                                         500          15,125
Wisconsin Energy Corporation                                   500          16,725
                                                                     -------------
                                                                           223,846
ENERGY EQUIPMENT & SERVICES--0.66%
Schlumberger Limited                                         1,400          76,608

FOOD PRODUCTS--2.26%
ConAgra Foods, Incorporated                                  2,200          58,058
H.J. Heinz Company                                           1,000          36,430
McCormick & Company, Incorporated                            1,900          57,190
Sara Lee Corporation                                         2,500          54,275
Sensient Technologies Corporation                            2,800          55,356
                                                                     -------------
                                                                           261,309
FOOD & DRUG RETAILING--1.26%
Wal-Mart Stores, Incorporated                                2,751         145,941

GOVERNMENT AGENCY--0.71%
Federal Home Loan Mortgage Corporation                       1,400          81,648

HEALTH CARE EQUIPMENT & SUPPLIES--0.98%
Abbott Laboratories                                          1,400          65,240
Beckman Coulter, Incorporated                                  800          40,664
Zimmer Holdings, Incorporated *                                110           7,744
                                                                     -------------
                                                                           113,648

                                                         SHARES          VALUE
HEALTH CARE PROVIDERS & SERVICES--0.44%
Health Management Associates, Incorporated
  (Class A)                                                  1,500   $      36,000
Tenet Healthcare Corporation *                                 900          14,445
                                                                     -------------
                                                                            50,445

HOTELS, RESTAURANTS & LEISURE--0.84%
Starwood Hotels & Resorts Worldwide, Incorporated            2,700          97,119

HOUSEHOLD DURABLES1--33%
Black & Decker Corporation                                   2,200         108,504
Stanley Works (The)                                          1,200          45,444
                                                                     -------------
                                                                           153,948

HOUSEHOLD PRODUCTS--1.86%
Kimberly-Clark Corporation                                     900          53,181
Newell Rubbermaid Incorporated                               1,400          31,878
Procter & Gamble Company                                     1,300         129,844
                                                                     -------------
                                                                           214,903

INDUSTRIAL CONGLOMERATES--2.84%
3M Company                                                     600          51,018
Danaher Corporation                                            600          55,050
General Electric Company                                     7,200         223,056
                                                                     -------------
                                                                           329,124

INFORMATION TECHNOLOGY CONSULTING & SERVICES--0.07%
Electronic Data Systems Corporation                            200           4,908
SunGard Data Systems Incorporated *                            100           2,771
                                                                     -------------
                                                                             7,679

INSURANCE--2.13%
American International Group, Incorporated                   1,879         124,540
CIGNA Corporation                                              500          28,750
Prudential Financial, Incorporated                           2,000          83,540
Travelers Property Casualty Corporation
  (Class A)                                                    151           2,534
Travelers Property Casualty Corporation
  (Class B)                                                    410           6,957
                                                                     -------------
                                                                           246,321

LEISURE EQUIPMENT & PRODUCTS--0.49%
Brunswick Corporation                                        1,800          57,294

MACHINERY--1.17%
Caterpillar Incorporated                                       900          74,718
Ingersoll-Rand Company (Class A)                               900          61,092
                                                                     -------------
                                                                           135,810

MEDIA--2.06%
Comcast Corporation (Special Class A ) *                       800   $      25,024
Cox Communications, Incorporated (Class A) *                   600          20,670
Time Warner Incorporated *                                   3,000          53,970
Viacom Incorporated (Class B)                                1,300          57,694
Walt Disney Company (The)                                    3,500          81,655
                                                                     -------------
                                                                           239,013

METALS & MINING--0.33%
Alcoa Incorporated                                           1,000          38,000

MULTI-LINE RETAIL--0.90%
Federated Department Stores, Incorporated                    2,200         103,686

OIL & GAS--3.68%
Anadarko Petroleum Corporation                                 600          30,606
BP PLC ADR                                                   1,828          90,212
ChevronTexaco Corporation                                      950          82,070
Exxon Mobil Corporation                                      2,200          90,200
Royal Dutch Petroleum Company ADR                            1,550          81,205
Unocal Corporation                                           1,400          51,562
                                                                     -------------
                                                                           425,855

PAPER & FOREST PRODUCTS--0.26%
International Paper Company                                    700          30,177

PERSONAL PRODUCTS--0.22%
Gillette Company (The)                                         700          25,711

PHARMACEUTICALS--6.54%
Allergan, Incorporated                                         500          38,405
Bristol-Myers Squibb Company                                 1,900          54,340
Johnson & Johnson                                            3,300         170,478
Merck & Company, Incorporated                                1,900          87,780
Pfizer, Incorporated                                         7,995         282,463
Watson Pharmaceuticals, Incorporated *                       1,500          69,000
Wyeth                                                        1,300          55,185
                                                                     -------------
                                                                           757,651
ROAD & RAIL--0.47%
USFreightways Corporation                                    1,600          54,704

SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.57%
Intel Corporation                                            7,700         247,940
Texas Instruments Incorporated                               1,700          49,946
                                                                     -------------
                                                                           297,886

SOFTWARE--2.79%
Microsoft Corporation                                        7,100         195,534
Oracle Corporation *                                         1,200          15,840
VERITAS Software Corporation *                               3,000         111,480
                                                                     -------------
                                                                           322,854

                                                         SHARES          VALUE
SPECIALTY RETAIL--1.81%
Home Depot, Incorporated (The)                               2,000   $      70,980
Limited Brands                                               2,800          50,484
Lowe's Companies, Incorporated                               1,600          88,624
                                                                     -------------
                                                                           210,088
TRADING COMPANIES & DISTRIBUTORS--0.37%
W.W. Grainger, Incorporated                                    900          42,651
                                                                     -------------
                                        TOTAL COMMON STOCK--65.98%
                                                 (Cost $6,715,851)       7,639,036
                                                                     -------------

                                                          FACE
BONDS AND NOTES                                          AMOUNT
AUTO COMPONENTS--4.87%
Cooper Tire & Rubber Company, 7.75%, 12/15/09        $     400,000         458,517
TRW, Incorporated, 6.30%, 05/15/08                         100,000         105,481
                                                                     -------------
                                                                           563,998
AUTOMOBILES--1.11%
DaimlerChrysler North America, 7.20%, 09/01/09             115,000         128,429

BUILDING PRODUCTS--0.92%
Lafarge Corporation, 6.375%, 07/15/05                      100,000         106,115

DIVERSIFIED FINANCIALS--6.44%
Household Finance Corporation, 5.875%, 02/01/09            250,000         271,491
Southwestern Bell Capital Corporation,
  7.11%, 08/14/06                                          425,000         473,588
                                                                     -------------
                                                                           745,079
DIVERSIFIED TELECOMMUNICATION SERVICES--0.89%
US West Communications, Incorporated,
  6.125%, 11/15/05                                         100,000         102,750

INDUSTRIAL CONGLOMERATES--1.77%
Tyco International Group, yankee bond,
  5.875%, 11/01/04 (a)                                     200,000         205,500

REAL ESTATE--0.99%
Weingarten Realty Investors, 7.35%,
  07/20/09                                                 100,000         114,489

TRANSPORTATION INFRASTRUCTURE--4.35%
Hertz Corporation, 7.40%, 03/01/11                         200,000         217,676
Union Tank Car Company, 6.63%, 10/03/04 (a)                275,000         285,736
                                                                     -------------
                                                                           503,412
                                                          FACE
                                                         AMOUNT           VALUE
U S GOVERNMENT AGENCY SECURITIES--2.68%
Federal Home Loan Bank, 5.495%, 03/22/04 (a)         $     100,000   $     100,968
Federal Home Loan Bank, 5.10%, 12/14/07                    200,000         203,703
Federal Home Loan Mortgage Corporation,
  Pool # 360100, 9.00%, 04/01/20                             2,659           2,939
Federal Home Loan Mortgage Corporation,
  Pool # 540341, 9.00%, 09/01/19                             2,325           2,583
                                                                     -------------
                                                                           310,193
U S GOVERNMENT SECURITIES--1.30%
U S Treasury Notes, 5.875%, 02/15/04 (a)                   150,000         150,867
                                                                     -------------
                                     TOTAL BONDS AND NOTES--25.32%
                                                 (Cost $2,745,488)       2,930,832
                                                                     -------------
COMMERCIAL PAPER

DIVERSIFIED FINANCIALS--3.45%
Viad Corporation, 1.20%, 01/06/04                          400,000         399,933

ELECTRIC UTILTIES--2.53%
Empire District Electric Company, 1.20%, 01/05/04          293,000         292,961

INSURANCE--1.48%
Torchmark Corporation, 1.08%, 01/09/04                     171,000         170,959
                                                                     -------------
                                     TOTAL COMMERCIAL PAPER--7.46%
                                                   (Cost $863,853)         863,853
                                                                     -------------
                                         TOTAL INVESTMENTS--98.76%
                                                (Cost $10,325,192)      11,433,721
                    CASH AND OTHER ASSETS, LESS LIABILITIES--1.24%         143,514
                                                                     -------------
                                               NET ASSETS--100.00%   $  11,577,235
                                                                     =============


ABBREVIATIONS

ADR--American Depository Receipt
*--Non-income producing securities

(a) Long term obligations that will mature in less than one year.

See notes to financial statements.

MONEY MARKET PORTFOLIO

                                                                         INTEREST/
                                                         MATURITY         STATED       FACE
U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS           DATE           RATE(%)     AMOUNT           VALUE
U S GOVERNMENT AGENCIES--100.67%
Federal Home Loan Bank                                   01/02/04          1.045   $  1,309,000   $  1,308,962
Federal Home Loan Bank                                   01/07/04          1.040      2,220,000      2,219,615
Federal Home Loan Bank                                   01/09/04          1.030      2,130,000      2,129,512
Federal Home Loan Mortgage Corporation                   01/06/04          1.040      3,010,000      3,009,565
Federal Home Loan Mortgage Corporation                   01/08/04          1.030        910,000        909,818
Federal Home Loan Mortgage Corporation                   01/13/04          1.030        516,000        515,823
Federal Home Loan Mortgage Corporation                   01/15/04          1.010      2,121,000      2,120,167
Federal Home Loan Mortgage Corporation                   01/21/04          1.020        282,000        281,840
Federal National Mortgage Association                    01/02/04          1.000      1,254,000      1,253,965
Federal National Mortgage Association                    01/05/04          1.040      2,580,000      2,579,702
Federal National Mortgage Association                    01/14/04          1.030        513,000        512,809
Federal National Mortgage Association                    01/28/04          1.000        781,000        780,414
Federal National Mortgage Association                    02/19/04          1.020        900,000        898,750
                                                                                                  ------------
                                TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--100.67%
                                                                             (Cost $18,520,942)     18,520,942
                                                 LIABILITIES IN EXCESS OF OTHER ASSETS--(0.67)%       (124,117)
                                                                                                  ------------
                                                                            NET ASSETS--100.00%   $ 18,396,825
                                                                                                  ============

See notes to financial statements.

GOVERNMENT BOND PORTFOLIO

                                                                         INTEREST/
                                                         MATURITY         STATED      FACE
CORPORATE BONDS                                            DATE           RATE(%)     AMOUNT           VALUE
METALS & MINING--4.60%
Carpenter Technology Corporation                         05/15/13          6.625   $    500,000   $    516,300
                                                                                                  ------------
                                                                   TOTAL CORPORATE BONDS--4.60%
                                                                                (Cost $499,723)        516,300
                                                                                                  ------------

U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--42.94%
Federal Home Loan Bank                                   03/06/06          5.125        235,000        250,020
Federal Home Loan Bank                                   02/15/07          7.250        200,000        226,554
Federal Home Loan Mortgage Corporation                   01/15/05          1.875        600,000        603,125
Federal Home Loan Mortgage Corporation                   07/15/06          5.500        700,000        754,214
Federal National Mortgage Association                    05/02/06          5.500        650,000        695,363
Federal National Mortgage Association                    01/02/07          4.750        300,000        315,985
Federal National Mortgage Association                    01/15/07          5.000        450,000        480,355
Federal National Mortgage Association                    05/14/07          5.000        250,000        253,356
Federal National Mortgage Association                    02/01/11          6.250        200,000        221,091
Federal National Mortgage Association                    07/18/12          5.500      1,000,000      1,024,225
                                                                                                  ------------
                                                                                                     4,824,288
U S GOVERNMENT SECURITIES--35.34%
U S Treasury Notes                                       06/30/05          1.125        400,000        397,859
U S Treasury Notes                                       07/31/05          1.500        250,000        249,805
U S Treasury Notes                                       07/15/06          7.000        500,000        560,059
U S Treasury Notes                                       11/15/06          3.500        650,000        671,861
U S Treasury Notes                                       05/15/08          2.625        450,000        443,232
U S Treasury Notes                                       11/15/08          4.750        500,000        535,274
U S Treasury Notes                                       08/15/09          6.000        365,000        413,434
U S Treasury Notes                                       02/15/10          6.500        360,000        418,331
U S Treasury Notes                                       08/15/10          5.750        250,000        280,312
                                                                                                  ------------
                                                                                                     3,970,167
                                                                                                  ------------
                              TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES--78.28%
                                                                              (Cost $8,751,423)      8,794,455
                                                                                                  ------------
U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--14.87%
Federal Home Loan Bank                                   01/02/04          1.010        220,000        219,994
Federal Home Loan Bank                                   01/14/04          1.030        136,000        135,949
Federal Home Loan Mortgage Corporation                   01/06/04          1.020        660,000        659,906
Federal Home Loan Mortgage Corporation                   01/08/04          1.050        455,000        454,907
Federal Home Loan Mortgage Corporation                   01/14/04          1.030        200,000        199,926
                                                                                                  ------------
                                 TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--14.87%
                                                                              (Cost $1,670,682)      1,670,682
                                                                                                  ------------
                                                                      TOTAL INVESTMENTS--97.75%
                                                                             (Cost $10,921,828)     10,981,437
                                                 CASH AND OTHER ASSETS, LESS LIABILITIES--2.25%        252,522
                                                                                                  ------------
                                                                            NET ASSETS--100.00%   $ 11,233,959
                                                                                                  ============

See notes to financial statements.

SMALL-CAP/MID-CAP PORTFOLIO

COMMON STOCK                                                 SHARES          VALUE
AUTO COMPONENTS--1.83%
China Yuchai International Limited                           1,400   $      42,840

AUTOMOBILES--0.73%
Brillance China Automotive Holdings
  Limited sponsored ADR                                        300          17,010

BIOTECHNOLOGY--11.16%
Celgene Corporation *                                        1,200          54,024
CuraGen Corporation *                                        1,000           7,330
deCODE genetics, Incorporated *                                200           1,638
Gen-Probe Incorporated *                                     1,000          36,470
Invitrogen Corporation *                                     1,200          84,000
Sepracor Incorporation *                                     1,600          38,288
Transkaryotic Therapies, Incorporated *                      2,500          39,025
                                                                     -------------
                                                                           260,775
BUILDING PRODUCTS--1.85%
D.R. Horton, Incorporated                                    1,000          43,260

COMMERCIAL SERVICES & SUPPLIES--5.35%
Career Education Corporation *                               1,400          56,098
University of Phoenix Online *                               1,000          68,930
                                                                     -------------
                                                                           125,028
COMMUNICATIONS EQUIPMENT--6.43%
Advanced Fibre Communications, Incorporated *                  600          12,090
Avanex Corporation *                                         1,000           4,990
Comtech Telecommunications Corporation *                     1,800          51,966
Emulex Corporation *                                           200           5,336
Harman International Industries, Incorporated                  200          14,796
Informatica Corporation *                                    1,500          15,450
Nuance Communications Incorporated *                         1,000           7,640
Sonus Networks, Incorporated *                               4,000          30,240
SpectraLink Corporation                                        400           7,668
                                                                     -------------
                                                                           150,176
COMPUTERS & PERIPHERALS--0.65%
Dot Hill Systems Corporation *                               1,000          15,150

DISTRIBUTORS--0.70%
Chindex International, Incorporated *                          500          16,270

DIVERSIFIED TELECOMMUNICATIONS SERVICES--2.17%
COLT Telecom Group plc sponsored ADR *                       7,500          50,625

ELECTRIC UTILITIES--3.10%
AES Corporation (The) *                                      4,000          37,760
Huaneng Power International,
  Incorporated sponsored ADR                                   500          34,705
                                                                     -------------
                                                                            72,465

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.22%
AVX Corporation                                                500   $       8,310
Applied Signal Technology, Incorporated                        400           9,204
SpatiaLight, Incorporated *                                    200           1,074
Zygo Corporation *                                             600           9,894
                                                                     -------------
                                                                            28,482
ENERGY EQUIPMENT & SERVICES--0.78%
Matrix Service Company *                                     1,000          18,150

FOOD PRODUCTS--0.28%
Bunge Limited                                                  200           6,584

HEALTH CARE EQUIPMENT & SUPPLIES--2.49%
Advanced Neuromodulation Systems, Incorporated *               200           9,196
Flamel Technologies S.A. sponsored ADR *                     1,000          26,790
Merit Medical Systems, Incorporated *                        1,001          22,282
                                                                     -------------
                                                                            58,268
HEALTH CARE PROVIDERS & SERVICES--1.59%
VCA Antech, Incorporated *                                   1,200          37,176

INDUSTRIAL CONGLOMERATES--1.52%
Rockwell Automation, Incorporated                            1,000          35,600

INFORMATION TECHNOLOGY CONSULTING & SERVICES--4.15%
Cognizant Technology Solutions Corporation *                 1,700          77,588
NCR Corporation *                                              500          19,400
                                                                     -------------
                                                                            96,988
INTERNET SOFTWARE & SERVICES--4.12%
aQuantive, Incorporated *                                    3,000          30,750
InfoSpace, Incorporated *                                      100           2,305
Yahoo! Incorporated *                                        1,400          63,238
                                                                     -------------
                                                                            96,293
LEISURE EQUIPMENT & SERVICES--2.80%
SCP Pool Corporation *                                       2,000          65,360

MACHINERY--2.19%
Ceradyne, Incorporated *                                       200           6,812
Joy Global Incorporated                                      1,700          44,455
                                                                     -------------
                                                                            51,267
MARINE--0.58%
Alexander & Baldwin, Incorporated                              400          13,476

                                                         SHARES          VALUE
COMMON STOCK

MEDIA--6.04%
Macrovision Corporation *                                    1,000   $      22,590
XM Satellite Radio Holdings Incorporated
  (Class A) *                                                4,500         118,620
                                                                     -------------
                                                                           141,210
METALS & MINING--6.74%
Aluminum Corporation of China Limited                          400          30,800
Freeport-McMoRan Copper & Gold,
  Incorporated (Class B)                                     1,200          50,556
Schnitzer Steel Industries, Incorporated
  (Class A)                                                  1,200          72,600
Worthington Industries, Incorporated                           200           3,606
                                                                     -------------
                                                                           157,562
OIL & GAS--2.67%
PetroChina Company Limited ADR                                 200          11,410
Sinopec Shanghai Petrochemical Company,
  Limited sponsored ADR                                      1,100          50,886
                                                                     -------------
                                                                            62,296
PHARMACEUTICALS--2.63%
NPS Pharmaceuticals, Incorporated *                          2,000          61,480

ROAD & RAIL--0.24%
GATX Corporation                                               200           5,596

SEMICONDUCTOR EQUIPMENT & PRODUCTS--9.51%
ARM Holdings plc sponsored ADR *                             1,000           6,900
ASE Test Limited *                                           5,500          82,335
Marvell Technology Group LTD *                               1,000          37,930
Rambus Incorporated *                                        1,200          36,840
Silicon Laboratories Incorporated *                            800          34,576
Transmeta Corporation *                                      7,000          23,800
                                                                     -------------
                                                                           222,381
SOFTWARE--9.21%
Business Objects S.A. ADR *                                    700          24,269
Fair Issac Corporation                                         200           9,832
IDT Corporation (Class B) *                                  1,500          34,695
MicroStrategy Incorporated (Class A) *                       1,000          52,480
Red Hat, Incorporated *                                      2,200          41,294
Satyam Computer Services Limited ADR                         1,800          52,794
                                                                     -------------
                                                                           215,364
WIRELESS TELECOM--6.78%
Millicom International Cellular S.A. *                       1,200   $      83,880
NII Holdings Incorporated (Class B) *                        1,000          74,630
                                                                     -------------
                                                                           158,510
                                                                     -------------
                                        TOTAL COMMON STOCK--99.51%
                                                 (Cost $2,090,928)       2,325,642
                                                                     -------------
                    CASH AND OTHER ASSETS, LESS LIABILITIES--0.49%          11,435
                                                                     -------------
                                               NET ASSETS--100.00%   $   2,337,077
                                                                     =============

ABBREVIATIONS

ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO

                                                                         INTEREST/
                                                         MATURITY         STATED      FACE
CORPORATE BONDS                                            DATE           RATE(%)     AMOUNT           VALUE
AUTO COMPONENTS--6.52%
Dana Corporation                                         03/15/10         10.125   $    500,000   $    582,500
Dura Operating Corporation                               05/01/09          9.000      1,000,000      1,000,000
                                                                                                  ------------
                                                                                                     1,582,500
BANKS--4.87%
Sovereign Bancorp                                        11/15/06         10.500      1,000,000      1,182,596

CHEMICALS--4.22%
Lyondell Chemical Company                                05/01/09         10.875      1,000,000      1,025,000

CONSTRUCTION & ENGINEERING--4.59%
Standard Pacific Corporation                             04/15/12          9.250      1,000,000      1,115,000

DIVERSIFIED FINANCIALS--6.47%
GATX Capital Corporation                                 06/01/09          8.875        500,000        560,945
LaBranche & Company                                      03/01/07         12.000      1,000,000      1,010,000
                                                                                                  ------------
                                                                                                     1,570,945
DIVERSIFIED TELECOMMUNICATION SERVICES--3.36%
Charter Communications Holdings (b)                      01/15/10          0.000      1,000,000        815,000
WinStar Communications, Incorporated (a)(b)(c )          04/15/10          0.000      1,000,000            100
                                                                                                  ------------
                                                                                                       815,100
ELECTRIC UTILITIES--4.57%
AES Corporation (The)                                    06/01/09          9.500      1,000,000      1,108,750

ELECTRONIC EQUIPMENT & INSTRUMENTS--4.26%
Flextronics International LTD                            05/15/13          6.500      1,000,000      1,035,000

FOOD & DRUG RETAILING--4.18%
Winn-Dixie Stores, Incorporated                          04/01/08          8.875      1,000,000      1,015,000

HOTELS, RESTAURANTS & LEISURE--9.22%
HMH Properties                                           08/01/08          7.875      1,000,000      1,040,000
International Game Technology                            05/15/09          8.375      1,000,000      1,197,058
                                                                                                  ------------
                                                                                                     2,237,058
HOUSEHOLD DURABLES--4.32%
Toll Corporation                                         05/01/09          8.000      1,000,000      1,047,500

LEISURE EQUIPMENT & PRODUCTS--4.15%
Royal Caribbean Cruises Limited                          12/01/13          6.875      1,000,000      1,007,500

MEDIA--4.70%
News America Holdings                                    10/17/08          7.375      1,000,000      1,140,924

METALS & MINING--3.62%
AK Steel Corporation                                     02/15/09          7.875      1,000,000        877,500

PAPER & FOREST PRODUCT--4.36%
Georgia-Pacific Corporation                              05/15/06          7.500      1,000,000      1,057,500

                                                                         INTEREST/
                                                         MATURITY         STATED      FACE
                                                           DATE           RATE(%)     AMOUNT           VALUE
SOFTWARE--4.27%
Unisys Corporation                                       04/01/08          7.875   $  1,000,000   $  1,036,250

TRANSPORTATION INFRASTRUCTURE--4.36%
United Rentals, Incorporated                             04/01/09          9.000      1,000,000      1,058,750
                                                                                                  ------------
                                                                 TOTAL CORPORATE BONDS--82.04%
                                                                             (Cost $19,149,714)     19,912,873
                                                                                                  ------------

U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--15.39%
Federal Home Loan Bank                                   01/02/04          1.040      2,330,000      2,329,933
Federal Home Loan Mortgage Corporation                   01/21/04          1.020      1,300,000      1,299,263
Federal National Mortgage Association                    01/07/04          1.050        107,000        106,981
                                                                                                  ------------
                                 TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--15.39%
                                                                              (Cost $3,736,177)      3,736,177
                                                                                                  ------------

COMMON STOCK                                                                             SHARES
DIVERSIFIED FINANCIALS--0.05%
Leucadia National Corporation (d)                                                           251         11,571

DIVERSIFIED TELECOMMUNICATION SERVICES--0.02%
XO Communications, Incorporated (d) *                                                       975          5,606

MULTI-LINE RETAIL--1.11%
Kmart Holding Corporation (d) *                                                          11,250        269,438
                                                                                                 -------------
                                                                      TOTAL COMMON STOCK--1.18%
                                                                              (Cost $1,875,887)        286,615
                                                                                                 -------------
WARRANTS

AUTO COMPONENTS--0.01%
Hayes Lemmerz International Incorporated, expiring 06/3/06 (d)                            1,123         1,628
                                                                                                 -------------
                                                                          TOTAL WARRANTS--0.01%
                                                                                (Cost $910,767)         1,628
                                                                                                 -------------
                                                                      TOTAL INVESTMENTS--98.62%
                                                                             (Cost $25,672,545)     23,937,293
                                                 CASH AND OTHER ASSETS, LESS LIABILITIES--1.38%        335,581
                                                                                                 -------------
                                                                            NET ASSETS--100.00%  $  24,272,874
                                                                                                 =============

NOTES TO SCHEDULE OF INVESTMENTS
*--Non-income producing securities

(a) Security is in default of interest.
(b) A security originally issued with a zero coupon that converts to a coupon at a stated date and rate.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At December 31, 2003, the market value of these securities amounted to $100 or 0.00% of net assets.
(d) Security acquired as part of a unit or in exchange for other securites.

See notes to financial statements.

INTERNATIONAL STOCK PORTFOLIO

COMMON STOCK
                                                             SHARES          VALUE
AUSTRALIA--3.90%
News Corporation Limited (The)                               2,700   $      97,470
Westpac Banking Corporation Limited                            800          48,336
                                                                     -------------
                                                                           145,806
BELGIUM--1.05%
Delhaize "Le Lion" SA                                          300          15,312
Fortis                                                       1,200          24,173
                                                                     -------------
                                                                            39,485
DENMARK--1.25%
Novo Nordisk A/S                                               700          28,672
TDC A/S                                                      1,000          18,160
                                                                     -------------
                                                                            46,832
FINLAND--1.45%
Nokia Corporation                                            3,200          54,400

FRANCE--9.56%
Alcatel S.A. *                                               1,400          17,990
Aventis S.A.                                                 1,000          66,260
Axa                                                          2,200          47,234
France Telecom S.A.                                          1,400          40,026
Groupe Danone                                                  900          29,241
Total S.A.                                                   1,700         157,267
                                                                     -------------
                                                                           358,018
GERMANY--7.42%
DaimlerChrysler AG                                           1,000          46,220
Deutsche Bank AG                                               600          49,326
Deutsche Telekom AG *                                        3,100          56,203
SAP AG                                                       1,300          54,028
Siemens AG                                                     900          71,946
                                                                     -------------
                                                                           277,723
GREECE--0.61%
Hellenic Telecommunications Organization SA                  3,400          22,746

HONG KONG--1.33%
Chartered Semiconductor Manufacturing LTD *                    200           2,014
Cheung Kong (Holdings) LTD                                   2,300          18,294
Hutchison Whampoa LTD                                          800          29,497
                                                                     -------------
                                                                            49,805
IRELAND--1.32%
Bank of Ireland                                                900          49,446

ITALY--4.53%
ENI S.p.A.                                                     500   $      47,490
Luxottica Group S.p.A.                                         600          10,440
San PaoloIMI S.p.A.                                            900          23,337
Telecom Italia S.p.A.                                        2,970          88,179
                                                                     -------------
                                                                           169,446
JAPAN--20.45%
Canon Incorporated                                           1,500          71,460
Hitachi, Limited                                               600          36,042
Honda Motor Company, LTD                                     3,200          72,000
Kirin Brewery Company, Limited                               2,000          17,180
Matsushita Electric Industrial Company, Limited              3,400          47,396
Millea Holdings, Incorporated                                  500          33,700
Mitsubishi Toyko Financial Group, Incorporated               7,700          60,291
NEC Corporation                                              2,700          20,274
Nippon Telegraph and Telephone Corporation                   5,200         127,712
Sony Corporation                                             1,500          52,005
TDK Corporation                                                200          14,354
Toyota Motor Corporation                                     3,100         213,125
                                                                     -------------
                                                                           765,539
NETHERLANDS--4.00%
ABN AMRO Holding N.V.                                          800          18,784
Aegon N.V.                                                     846          12,521
ING Groep N.V.                                               1,100          25,751
Koninklijke Ahold N.V.                                         512           3,973
Koninklijke (Royal) KPN N.V. *                                 717           5,528
Koninklijke (Royal) Philips Electronics N.V.                   700          20,363
Royal Dutch Petroleum Company                                1,200          62,868
                                                                     -------------
                                                                           149,788
NORWAY--1.16%
Norsk Hydro ASA                                                700          43,260

PORTUGAL--1.03%
Electricidade de Portugal, S.A.                                200           5,274
Portugal Telecom SGPS, S.A.                                  3,340          33,467
                                                                     -------------
                                                                            38,741
SPAIN--3.97%
Banco Bilbao Vizcaya Argentaria, S.A.                        2,200          30,470
Banco Santander Central Hispano SA                           3,200          38,432
Endesa, S.A.                                                   700          13,370
Repsol YPF, S.A.                                               900          17,595
Telefonica SA *                                              1,099          48,565
                                                                     -------------
                                                                           148,432

                                                         SHARES          VALUE
COMMON STOCK (a)

SWEDEN--0.62%
Telefonaktiebolaget LM Ericsson *                            1,320   $      23,364

SWITZERLAND--6.78%
Adecco SA                                                      800          12,888
Nestle SA                                                    1,800         112,432
Novartis AG                                                  2,800         128,492
                                                                     -------------
                                                                           253,812
TAIWAN--0.77%
Singapore Telecommunications Limited                         2,500          28,852

UNITED KINGDOM--18.02%
AstraZeneca Group PLC                                        1,500          72,570
BG Group PLC                                                   600          15,630
BP PLC                                                       3,100         152,985
BT Group PLC                                                   700          23,954
Barclays PLC                                                 1,200          43,620
Cable & Wireless PLC                                           800           5,608
Cadbury Schweppes PLC                                          400          11,956
GlaxoSmithKline PLC                                          2,599         121,165
Imperial Chemical Industries PLC                               200           2,864
International Power PLC *                                      100           2,166
Shell Transport & Trading Company                            1,400          63,042
Unilever PLC                                                   500          18,800
Vodafone Group PLC                                           5,400         135,216
WPP Group PLC                                                  100           4,915
                                                                     -------------
                                                                           674,491
UNITED STATES--0.07%
Zimmer Holdings, Incorporated *                                 36           2,534
                                                                     -------------
                          TOTAL COMMON STOCK--89.29%
                                   (Cost $4,798,791)                     3,342,520
                                                                     -------------

U S GOVERNMENT AND AGENCY                                FACE
SHORT-TERM OBLIGATIONS                                  AMOUNT          VALUE
U S GOVERNMENT AGENCIES--10.02%
Student Loan Mortgage Association,
  0.75%, 01/05/04                                    $     375,000   $     374,969
                                                                     -------------
                     TOTAL U S GOVERNMENT AND AGENCY
                      SHORT-TERM OBLIGATIONS--10.02%
                                     (Cost $374,969)                       374,969
                                                                     -------------
                           TOTAL INVESTMENTS--99.31%
                                   (Cost $5,173,760)                     3,717,489
      CASH AND OTHER ASSETS, LESS LIABILITIES--0.69%                        25,829
                                                                     -------------
                                 NET ASSETS--100.00%                 $   3,743,318
                                                                     =============

NOTES TO SCHEDULE OF INVESTMENTS
*--Non-income producing securities

(a) This portfolio invests primarily in Depositary receipts, which include ADRs, GDRs, EuroDRs (Euro Depositary Receipts) and NYSs (New York Shares). These securities are negotiable U.S. securities that generally represent a non-U.S. company's publicly traded equity and are U.S. dollar-denominated.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES December 31, 2003

                                                                     GROWTH        EQUITY INCOME      BALANCED       MONEY MARKET
                                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
ASSETS
Investments in securities, at value (Cost $13,647,944,
 $19,511,863 $10,325,192 and $18,520,942, respectively)          $   16,595,673   $   20,845,117   $   11,433,721   $   18,520,942
Cash and cash equivalents                                                93,885           96,667          137,405           75,174
Prepaid expenses                                                          2,272            2,769            1,704            2,851
Receivable for:
  Investments securities sold                                                --               --              275               --
  Dividends                                                              22,226           33,158           11,486               --
  Capital stock sold                                                      3,770            1,390            1,341               --
  Interest                                                                   --               --           42,693               --
  Expense reimbursement                                                     763            1,785            1,957            6,900
                                                                 --------------   --------------   --------------   --------------
                                             TOTAL ASSETS            16,718,589       20,980,886       11,630,582       18,605,867
                                                                 --------------   --------------   --------------   --------------
LIABILITIES
Capital stock reacquired                                                     --               --           37,296          187,632
Accrued:
  Investment advisory fee                                                 7,709            9,721            5,420            8,996
  Service fee                                                             3,855            4,860            2,710            4,498
Other liabilities                                                         7,922            7,922            7,921            7,916
                                                                 --------------   --------------   --------------   --------------
                                        TOTAL LIABILITIES                19,486           22,503           53,347          209,042
                                                                 --------------   --------------   --------------   --------------
                                               NET ASSETS        $   16,699,103   $   20,958,383   $   11,577,235   $   18,396,825
                                                                 ==============   ==============   ==============   ==============
The components of net assets:
  Capital paid-in                                                $   16,899,365   $   19,717,663   $   10,468,706   $   18,396,825
  Accumulated net realized gain (loss) on investments                (3,147,991)         (92,534)              --               --
  Net unrealized appreciation of investments                          2,947,729        1,333,254        1,108,529               --
                                                                 --------------   --------------   --------------   --------------
Net Assets                                                       $   16,699,103   $   20,958,383   $   11,577,235   $   18,396,825
                                                                 ==============   ==============   ==============   ==============
SHARES OUTSTANDING ($.01 par value per share)                        11,547,914       13,139,566        8,189,514       18,396,825
                                                                 ==============   ==============   ==============   ==============
NET ASSET VALUE PER SHARE                                        $         1.45   $         1.60   $         1.41   $         1.00
                                                                 ==============   ==============   ==============   ==============
Shares Authorized                                                   115,000,000      120,000,000      115,000,000    1,050,000,000

STATEMENTS OF OPERATIONS Year Ended December 31, 2003

                                                                     GROWTH        EQUITY INCOME      BALANCED       MONEY MARKET
                                                                    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,729,
 $2,305 and $718, respectively)                                  $      236,764   $      394,235   $      126,831   $           --
Interest                                                                 16,633           20,349          175,683          214,145
                                                                 --------------   --------------   --------------   --------------
                                  TOTAL INVESTMENT INCOME               253,397          414,584          302,514          214,145
                                                                 --------------   --------------   --------------   --------------
EXPENSES
Investment advisory fees                                                 71,477           90,641           50,472           97,428
Service fees                                                             35,738           45,320           25,236           48,714
Professional fees                                                         6,607            6,607            6,607            6,607
Custody and transaction fees                                             11,304           10,270           10,950            9,710
Directors' fees and expenses                                              4,267            4,090            4,090            4,090
Registration fees                                                            44               27               44              435
Insurance expense                                                         4,090            5,457            3,085            4,240
                                                                 --------------   --------------   --------------   --------------
                                           TOTAL EXPENSES               133,527          162,412          100,484          171,224
                                 LESS EXPENSES REIMBURSED                (9,019)         (19,061)         (18,644)         (62,085)
                                                                 --------------   --------------   --------------   --------------
                                             NET EXPENSES               124,508          143,351           81,840          109,139
                                                                 --------------   --------------   --------------   --------------
INVESTMENT INCOME--NET                                                  128,889          271,233          220,674          105,006
                                                                 --------------   --------------   --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                                36,983          (92,534)          20,206               --
  Change in unrealized appreciation of investments                    3,266,993        3,825,399        1,662,523               --
                                                                 --------------   --------------   --------------   --------------
NET GAIN ON INVESTMENTS                                               3,303,976        3,732,865        1,682,729               --
                                                                 --------------   --------------   --------------   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $    3,432,865   $    4,004,098   $    1,903,403   $      105,006
                                                                 ==============   ==============   ==============   ==============

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES December 31, 2003

                                                                   GOVERNMENT     SMALL-CAP/MID-     HIGH YIELD      INTERNATIONAL
                                                                 BOND PORTFOLIO   CAP PORTFOLIO    BOND PORTFOLIO   STOCK PORTFOLIO
ASSETS
Investments in securities, at value (Cost $10,921,828,
 $2,090,928 $25,672,545 and $5,173,760, respectively)            $   10,981,437   $    2,325,642   $   23,937,293   $    3,717,489
Cash and cash equivalents                                               118,310           36,538           64,303           35,993
Prepaid expenses                                                          1,763              526            3,448              735
Receivable for:
  Investment securities sold                                                 --           65,443               --               --
  Dividends                                                                  --               85               63            3,165
  Capital stock sold                                                        992               37               32               88
  Interest                                                              139,380               --          294,938               --
  Expense reimbursement                                                   6,805            4,332            2,737            1,231
                                                                 --------------   --------------   --------------   --------------
                                             TOTAL ASSETS            11,248,687        2,432,603       24,302,814        3,758,701
                                                                 --------------   --------------   --------------   --------------
LIABILITIES
Investment securites purchased                                               --           84,835               --               --
Capital stock reaquired                                                      --              601            4,645            5,012
Accrued:
  Investment advisory fee                                                 5,254            2,677           12,664            2,578
  Service fee                                                             2,627              535            5,757              859
Other liabilities                                                         6,847            6,878            6,874            6,934
                                                                 --------------   --------------   --------------   --------------
                                        TOTAL LIABILITIES                14,728           95,526           29,940           15,383
                                                                 --------------   --------------   --------------   --------------
                                               NET ASSETS        $   11,233,959   $    2,337,077   $   24,272,874   $    3,743,318
                                                                 ==============   ==============   ==============   ==============
The components of net assets:
  Capital paid-in                                                $   11,173,411   $    4,156,982   $   26,903,963   $    5,440,542
  Undistributed net investment income                                       927               --            4,604               --
  Accumulated net realized gain (loss) on investments                        12       (2,054,619)        (900,441)        (240,953)
  Net unrealized appreciation (depreciation) of investments              59,609          234,714       (1,735,252)      (1,456,271)
                                                                 --------------   --------------   --------------   --------------
Net Assets                                                       $   11,233,959   $    2,337,077   $   24,272,874   $    3,743,318
                                                                 ==============   ==============   ==============   ==============
SHARES OUTSTANDING ($.01 par value per share)                        10,658,641        9,775,848       28,127,783        5,691,874
                                                                 ==============   ==============   ==============   ==============
NET ASSET VALUE PER SHARE                                        $         1.05   $         0.24   $         0.86   $         0.66
                                                                 ==============   ==============   ==============   ==============
Shares Authorized                                                    30,000,000       30,000,000       40,000,000       45,000,000

STATEMENTS OF OPERATIONS Year Ended December 31, 2003

                                                                   GOVERNMENT     SMALL-CAP/MID-     HIGH YIELD      INTERNATIONAL
                                                                 BOND PORTFOLIO   CAP PORTFOLIO    BOND PORTFOLIO   STOCK PORTFOLIO
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $8,098
 for International Stock)                                        $           --   $        1,763   $           62   $       60,160
Interest                                                                342,529              688        1,553,805            3,079
                                                                 --------------   --------------   --------------   --------------
                                  TOTAL INVESTMENT INCOME               342,529            2,451        1,553,867           63,239
                                                                 --------------   --------------   --------------   --------------
EXPENSES
Investment advisory fees                                                 50,815           17,436          123,168           22,521
Service fees                                                             25,407            3,487           55,985            7,507
Professional fees                                                         6,063            6,063            6,063            6,063
Custody and transaction fees                                              4,988           10,887            6,086            4,065
Directors' fees and expenses                                              4,090            4,090            4,090            4,090
Registration fees                                                           184               52              165               37
Insurance expense                                                         2,733              706            6,113            1,272
                                                                 --------------   --------------   --------------   --------------
                                           TOTAL EXPENSES                94,280           42,721          201,670           45,555
                                 LESS EXPENSES REIMBURSED               (58,690)         (27,040)         (22,377)         (12,565)
                                                                 --------------   --------------   --------------   --------------
                                             NET EXPENSES                35,590           15,681          179,293           32,990
                                                                 --------------   --------------   --------------   --------------
INVESTMENT INCOME (LOSS)--NET                                           306,939          (13,230)       1,374,574           30,249
                                                                 --------------   --------------   --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investment                                311,483       (1,174,493)          (3,708)             858
  Change in unrealized appreciation (depreciation)
   of investments                                                      (417,507)       1,917,598        2,488,943          881,121
                                                                 --------------   --------------   --------------   --------------
NET GAIN (LOSS) ON INVESTMENTS                                         (106,024)         743,105        2,485,235          881,979
                                                                 --------------   --------------   --------------   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $      200,915   $      729,875   $    3,859,809   $      912,228
                                                                 ==============   ==============   ==============   ==============

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

GROWTH PORTFOLIO

                                                                                        YEAR ENDED
                                                                                       DECEMBER 31,
                                                                              ------------------------------
                                                                                   2003            2002
                                                                              -------------    -------------
       INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
          Investment income--net                                              $     128,889    $      92,790
          Net realized gain (loss) on investments                                    36,983       (2,427,662)
          Change in unrealized appreciation (depreciation)                        3,266,993       (2,570,473)
                                                                              -------------    -------------
          Net increase (decrease) in net assets resulting from operations         3,432,865       (4,905,345)
       DISTRIBUTIONS TO SHAREHOLDERS FROM
          Investment income--net                                                   (128,908)         (93,938)
       CAPITAL SHARE TRANSACTIONS--Net (Note 4)                                     295,776          243,119
                                                                              -------------    -------------
       TOTAL INCREASE (DECREASE)                                                  3,599,733       (4,756,164)
       NET ASSETS
          Beginning of year                                                      13,099,370       17,855,534
                                                                              -------------    -------------
          End of year                                                         $  16,699,103    $  13,099,370
                                                                              =============    =============

EQUITY INCOME PORTFOLIO

                                                                                        YEAR ENDED
                                                                                       DECEMBER 31,
                                                                              ------------------------------
                                                                                   2003            2002
                                                                              -------------    -------------
       INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
          Investment income--net                                              $     271,233    $     273,659
          Net realized gain (loss) on investments                                   (92,534)         743,201
          Change in unrealized appreciation (depreciation)                        3,825,399       (3,973,402)
                                                                              -------------    -------------
          Net increase (decrease) in net assets resulting from operations         4,004,098       (2,956,542)
       DISTRIBUTIONS TO SHAREHOLDERS FROM
          Investment income--net                                                   (276,466)        (290,835)
          Capital gains                                                                  --         (747,203)
                                                                              -------------    -------------
          Total distributions to shareholders                                      (276,466)      (1,038,038)
       CAPITAL SHARE TRANSACTIONS--Net (Note 4)                                      47,556           24,918
                                                                              -------------    -------------
       TOTAL INCREASE (DECREASE)                                                  3,775,188       (3,969,662)
       NET ASSETS
          Beginning of year                                                      17,183,195       21,152,857
                                                                              -------------    -------------
          End of year                                                         $  20,958,383    $  17,183,195
                                                                              =============    =============

       Undistributed Net Investment Income                                    $          --    $         623
                                                                              =============    =============

See notes to financial statements.

BALANCED PORTFOLIO

                                                                                        YEAR ENDED
                                                                                       DECEMBER 31,
                                                                              ------------------------------
                                                                                   2003            2002
                                                                              -------------    -------------
       INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
          Investment income--net                                              $     220,674    $     258,151
          Net realized gain on investments                                           20,206           92,543
          Change in unrealized appreciation (depreciation)                        1,662,523       (1,064,823)
                                                                              -------------    -------------
          Net increase (decrease) in net assets resulting from operations         1,903,403         (714,129)
       DISTRIBUTIONS TO SHAREHOLDERS FROM
          Investment income--net                                                   (222,196)        (294,682)
          Capital gains                                                             (23,164)         (89,583)
                                                                              -------------    -------------
          Total distributions to shareholders                                      (245,360)        (384,265)
       CAPITAL SHARE TRANSACTIONS--Net (Note 4)                                     626,502          234,544
                                                                              -------------    -------------
       TOTAL INCREASE (DECREASE)                                                  2,284,545         (863,850)
       NET ASSETS
          Beginning of year                                                       9,292,690       10,156,540
                                                                              -------------    -------------
          End of year                                                         $  11,577,235    $   9,292,690
                                                                              =============    =============
       Undistributed Net Investment Income                                    $          --    $       1,463
                                                                              =============    =============

MONEY MARKET PORTFOLIO

                                                                                        YEAR ENDED
                                                                                       DECEMBER 31,
                                                                              ------------------------------
                                                                                   2003            2002
                                                                              -------------    -------------
       INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
          Investment income--net                                              $     105,006    $     145,538
       DISTRIBUTIONS TO SHAREHOLDERS FROM
          Investment income--net                                                   (105,006)        (145,538)
       CAPITAL SHARE TRANSACTIONS--Net (Note 4)                                    (258,544)       5,066,766
                                                                              -------------    -------------
       TOTAL INCREASE (DECREASE)                                                   (258,544)       5,066,766
       NET ASSETS
          Beginning of year                                                      18,655,369       13,588,603
                                                                              -------------    -------------
          End of year                                                         $  18,396,825    $  18,655,369
                                                                              =============    =============

See notes to financial statements.

GOVERNMENT BOND PORTFOLIO YEAR ENDED

                                                                                        YEAR ENDED
                                                                                       DECEMBER 31,
                                                                              ------------------------------
                                                                                   2003            2002
                                                                              -------------    -------------
       INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
          Investment income--net                                              $     306,939    $     325,031
          Net realized gain on investment                                           311,483           14,218
          Change in unrealized appreciation (depreciation)                         (417,507)         227,206
                                                                              -------------    -------------
          Net increase in net assets resulting from operations                      200,915          566,455
       DISTRIBUTIONS TO SHAREHOLDERS FROM
          Investment income--net                                                   (306,636)        (324,407)
          Capital gains                                                            (311,471)         (13,752)
                                                                              -------------    -------------
          Total distributions to shareholders                                      (618,107)        (338,159)
       CAPITAL SHARE TRANSACTIONS--Net (Note 4)                                   3,294,204        1,967,337
                                                                              -------------    -------------
       TOTAL INCREASE                                                             2,877,012        2,195,633
       NET ASSETS
          Beginning of year                                                       8,356,947        6,161,314
                                                                              -------------    -------------
          End of year                                                         $  11,233,959    $   8,356,947
                                                                              =============    =============

       Undistributed Net Investment Income                                    $         927    $         624
                                                                              =============    =============

SMALL-CAP/MID-CAP PORTFOLIO

                                                                                        YEAR ENDED
                                                                                       DECEMBER 31,
                                                                              ------------------------------
                                                                                   2003            2002
                                                                              -------------    -------------
       INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
          Investment loss--net                                                $     (13,230)   $      (6,296)
          Net realized loss on investment                                        (1,174,493)        (675,015)
          Change in unrealized appreciation                                       1,917,598           40,610
                                                                              -------------    -------------
          Net increase (decrease) in net assets resulting from operations           729,875         (640,701)
       CAPITAL SHARE TRANSACTIONS--Net (Note 4)                                     863,499          333,195
                                                                              -------------    -------------
       TOTAL INCREASE (DECREASE)                                                  1,593,374         (307,506)
       NET ASSETS
          Beginning of year                                                         743,703        1,051,209
                                                                              -------------    -------------
          End of year                                                         $   2,337,077    $     743,703
                                                                              =============    =============

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO

                                                                                        YEAR ENDED
                                                                                       DECEMBER 31,
                                                                              ------------------------------
                                                                                   2003            2002
                                                                              -------------    -------------
       INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
          Investment income--net                                              $   1,374,574    $   1,586,210
          Net realized loss on investment                                            (3,708)        (885,216)
          Change in unrealized appreciation (depreciation)                        2,488,943       (1,414,888)
                                                                              -------------    -------------
          Net increase (decrease) in net assets resulting from operations         3,859,809         (713,894)
       DISTRIBUTIONS TO SHAREHOLDERS FROM
          Investment income--net                                                 (1,374,578)      (1,581,602)
          Capital gains                                                             (11,514)              --
                                                                              -------------    -------------
          Total distributions to shareholders                                    (1,386,092)      (1,581,602)
       CAPITAL SHARE TRANSACTIONS--Net (Note 4)                                   1,773,072        1,732,629
                                                                              -------------    -------------
       TOTAL INCREASE (DECREASE)                                                  4,246,789         (562,867)
       NET ASSETS
          Beginning of year                                                      20,026,085       20,588,952
                                                                              -------------    -------------
          End of year                                                         $  24,272,874    $  20,026,085
                                                                              =============    =============
       Undistributed Net Investment Income                                    $       4,604    $       4,608
                                                                              =============    =============

INTERNATIONAL STOCK PORTFOLIO

                                                                                        YEAR ENDED
                                                                                       DECEMBER 31,
                                                                              ------------------------------
                                                                                   2003            2002
                                                                              -------------    -------------
       INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
          Investment income--net                                              $      30,249    $      20,254
          Net realized gain on investment                                               858            2,904
          Change in unrealized appreciation (depreciation)                          881,121         (607,885)
                                                                              -------------    -------------
          Net increase (decrease) in net assets resulting from operations           912,228         (584,727)
       DISTRIBUTIONS TO SHAREHOLDERS FROM
          Investment income--net                                                    (30,454)         (20,182)
       CAPITAL SHARE TRANSACTIONS--Net (Note 4)                                     180,276          156,104
                                                                              -------------    -------------
       TOTAL INCREASE ( DECREASE)                                                 1,062,050         (448,805)
       NET ASSETS
          Beginning of year                                                       2,681,268        3,130,073
                                                                              -------------    -------------
          End of year                                                         $   3,743,318    $   2,681,268
                                                                              -------------    -------------
       Undistributed Net Investment Income                                    $          --    $         205
                                                                              =============    =============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the years indicated.

GROWTH PORTFOLIO

                                                                             YEAR ENDED DECEMBER 31,
                                                          -------------------------------------------------------------
                                                             2003        2002         2001         2000         1999
                                                          ---------    ---------    ---------    ---------    ---------
      Net Asset Value, Beginning of Year                  $    1.15    $    1.60    $    1.93    $    2.06    $    1.81
      Investment income--net                                   0.01         0.01         0.02         0.03         0.02
      Net realized and unrealized gain (loss) on
         investments during the year                           0.30        (0.45)       (0.33)       (0.09)        0.25
                                                          ---------    ---------    ---------    ---------    ---------
                       Total from investment operations        0.31        (0.44)       (0.31)       (0.06)        0.27
      Less distributions from
        Investment income--net                                (0.01)       (0.01)       (0.02)       (0.03)       (0.02)
        Capital gains                                            --           --           --        (0.04)          --
                                                          ---------    ---------    ---------    ---------    ---------
                                    Total distributions       (0.01)       (0.01)       (0.02)       (0.07)       (0.02)
                                                          ---------    ---------    ---------    ---------    ---------
      Net Asset Value, End of Year                        $    1.45    $    1.15    $    1.60    $    1.93    $    2.06
                                                          =========    =========    =========    =========    =========
      Total return                                            27.07%      (27.61)%     (16.12)%      (2.82)%      14.99%
                                                          =========    =========    =========    =========    =========
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)             $  16,699    $  13,099    $  17,856    $  20,550    $  20,277
      Ratio of expenses with reimbursement to average net
        assets (1)                                             0.87%        0.87%        0.87%        0.87%        0.87%
      Ratio of expenses without reimbursement to average
         net assets                                            0.93%        0.94%        0.97%        0.92%        0.94%
      Ratio of net investment income to average net
        assets                                                 0.90%        0.62%        1.11%        1.42%        1.06%
      Portfolio turnover rate                                 30.15%      108.13%       33.57%       17.36%       20.96%

EQUITY INCOME PORTFOLIO

                                                                                YEAR ENDED DECEMBER 31,
                                                          -------------------------------------------------------------
                                                             2003        2002         2001         2000         1999
                                                          ---------    ---------    ---------    ---------    ---------
      Net Asset Value, Beginning of Year                  $    1.30    $    1.61    $    1.90    $    1.84    $    1.75
      Investment income--net                                   0.02         0.02         0.03         0.04         0.03
      Net realized and unrealized gain (loss) on
        investments during the year                            0.30        (0.25)       (0.25)        0.18         0.26
                                                          ---------    ---------    ---------    ---------    ---------
                       Total from investment operations        0.32        (0.23)       (0.22)        0.22         0.29
      Less distributions from
        Investment income--net                                (0.02)       (0.02)       (0.03)       (0.04)       (0.03)
        Capital gains                                            --        (0.06)       (0.04)       (0.12)       (0.17)
                                                          ---------    ---------    ---------    ---------    ---------
                                    Total distributions       (0.02)       (0.08)       (0.07)       (0.16)       (0.20)
                                                          ---------    ---------    ---------    ---------    ---------
      Net Asset Value, End of Year                        $    1.60    $    1.30    $    1.61    $    1.90    $    1.84
                                                          =========    =========    =========    =========    =========
      Total return                                            24.73%      (14.14)%     (11.79)%      12.00%       17.09%
                                                          =========    =========    =========    =========    =========
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)             $  20,958    $  17,183    $  21,153    $  22,668    $  19,874
      Ratio of expenses with reimbursement to average net
        assets (1)                                             0.79%        0.85%        0.90%        0.92%        0.93%
      Ratio of expenses without reimbursement to average
        net assets                                             0.89%        0.91%        0.90%        0.92%        0.94%
      Ratio of net investment income to average net
        assets                                                 1.49%        1.41%        1.69%        1.94%        1.49%
      Portfolio turnover rate                                 24.22%       32.23%       33.28%       22.67%       16.42%

(1) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.87% on the Growth Portfolio and 0.79% on the Equity Income Portfolio.

See notes to financial statements.

Selected data for a share of capital stock outstanding throughout the years indicated.

BALANCED PORTFOLIO

                                                                            YEAR ENDED DECEMBER 31,
                                                          -------------------------------------------------------------
                                                             2003        2002         2001         2000         1999
                                                          ---------    ---------    ---------    ---------    ---------
      Net Asset Value, Beginning of Year                  $    1.20    $    1.34    $    1.45    $    1.52    $    1.54
      Investment income--net                                   0.03         0.04         0.04         0.06         0.04
      Net realized and unrealized gain (loss) on
        investments during the year                            0.21        (0.13)       (0.11)        0.01         0.08
                                                          ---------    ---------    ---------    ---------    ---------
                       Total from investment operations        0.24        (0.09)       (0.07)        0.07         0.12
      Less distributions from
       Investment income--net                                 (0.03)       (0.04)       (0.04)       (0.06)       (0.04)
       Capital gains                                          (0.00)*      (0.01)          --        (0.08)       (0.10)
                                                          ---------    ---------    ---------    ---------    ---------
                                    Total distributions       (0.03)       (0.05)       (0.04)       (0.14)       (0.14)
                                                          ---------    ---------    ---------    ---------    ---------
      Net Asset Value, End of Year                        $    1.41    $    1.20    $    1.34    $    1.45    $    1.52
                                                          =========    =========    =========    =========    =========
      Total return                                            20.05%       (6.64)%      (4.55)%       4.13%        8.00%
                                                          =========    =========    =========    =========    =========
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)             $  11,577    $   9,293    $  10,157    $   9,807    $   9,563
      Ratio of expenses with reimbursement to average net
        assets (1)                                             0.81%        0.85%        0.90%        0.90%        0.90%
      Ratio of expenses without reimbursement to average
        net assets                                             0.99%        1.08%        1.07%        1.08%        1.14%
      Ratio of net investment income to average net
        assets                                                 2.18%        2.64%        2.89%        3.51%        2.89%
      Portfolio turnover rate                                 17.07%       42.29%       16.49%       13.41%       31.53%

MONEY MARKET PORTFOLIO

                                                                             YEAR ENDED DECEMBER 31,
                                                          -------------------------------------------------------------
                                                             2003        2002         2001         2000         1999
                                                          ---------    ---------    ---------    ---------    ---------
      Net Asset Value, Beginning of Year                  $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
      Investment income--net                                   0.01         0.01         0.03         0.05         0.04
                                                          ---------    ---------    ---------    ---------    ---------
                       Total from investment operations        0.01         0.01         0.03         0.05         0.04
      Less distributions from
       Investment income--net                                 (0.01)       (0.01)       (0.03)       (0.05)       (0.04)
                                                          ---------    ---------    ---------    ---------    ---------
                                    Total distributions       (0.01)       (0.01)       (0.03)       (0.05)       (0.04)
                                                          ---------    ---------    ---------    ---------    ---------
      Net Asset Value, End of Year                        $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                          =========    =========    =========    =========    =========
      Total return                                             0.54%        0.97%        3.07%        5.51%        4.26%
                                                          =========    =========    =========    =========    =========
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)             $  18,397    $  18,655    $  13,589    $   6,824    $   6,677
      Ratio of expenses with reimbursement to average net
        assets (1)                                             0.56%        0.68%        0.87%        0.87%        0.87%
      Ratio of expenses without reimbursement to average
        net assets                                             0.88%        0.92%        1.03%        1.18%        1.28%
      Ratio of net investment income to average net
        assets                                                 0.54%        0.97%        2.82%        5.37%        4.20%

*     Amount less than $0.01

(1) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.81% on the Balanced Portfolio and 0.56% on the Money Market Portfolio.

See notes to financial statements.

Selected data for a share of capital stock outstanding throughout the periods indicated.

GOVERNMENT BOND PORTFOLIO

                                                                                                             PERIOD FROM
                                                                                                           MAY 1, 2000 (1)
                                                                                                                 TO
                                                                        YEAR ENDED DECEMBER 31,              DECEMBER 31,
                                                               ----------------------------------------     -------------
                                                                   2003          2002           2001             2000
                                                               ----------     ----------     ----------     -------------
     Net Asset Value, Beginning of Period                      $     1.09     $     1.05     $     1.04     $        1.00
     Investment income--net                                          0.03           0.04           0.07              0.04
     Net realized and unrealized gain (loss) on
       investments during the period                                (0.01)          0.04           0.01              0.04
                                                               ----------     ----------     ----------     -------------
                            Total from investment operations         0.02           0.08           0.08              0.08
     Less distributions from
      Investment income--net                                        (0.03)         (0.04)         (0.07)            (0.04)
      Capital gains                                                 (0.03)            --             --                --
                                                               ----------     ----------     ----------     -------------
                                         Total distributions        (0.06)         (0.04)         (0.07)            (0.04)
                                                               ----------     ----------     ----------     -------------
     Net Asset Value, End of Period                            $     1.05     $     1.09     $     1.05     $        1.04
                                                               ==========     ==========     ==========     =============
     Total return                                                    1.97%          8.22%          7.33%             8.29%**
                                                               ==========     ==========     ==========     =============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)                 $   11,234     $    8,357     $    6,161     $       5,447
     Ratio of expenses with reimbursement to average net
       assets (2)                                                    0.35%          0.35%          0.64%             0.80%*
     Ratio of expenses without reimbursement to average net
       assets                                                        0.93%          0.95%          1.04%             0.96%*
     Ratio of net investment income to average net assets            3.02%          4.59%          6.26%             6.21%*
     Portfolio turnover rate                                        87.12%         72.41%         22.68%             7.82%

SMALL-CAP/MID-CAP PORTFOLIO

                                                                                                             PERIOD FROM
                                                                                                           MAY 1, 2000 (1)
                                                                                                                 TO
                                                                        YEAR ENDED DECEMBER 31,              DECEMBER 31,
                                                               ----------------------------------------     -------------
                                                                   2003          2002           2001             2000
                                                               ----------     ----------     ----------     -------------
     Net Asset Value, Beginning of Period                      $     0.13     $     0.30     $     0.66     $        1.00
     Investment loss--net                                              --             --             --             (0.01)
     Net realized and unrealized gain (loss) on investments
       during the period                                             0.11          (0.17)         (0.36)            (0.33)
                                                               ----------     ----------     ----------     -------------
                            Total from investment operations         0.11          (0.17)         (0.36)            (0.34)
                                                               ----------     ----------     ----------     -------------

     Net Asset Value, End of Period                            $     0.24     $     0.13     $     0.30     $        0.66
                                                               ==========     ==========     ==========     =============
     Total return                                                   84.62%        (56.67)%       (54.55)%          (34.00)%**
                                                               ==========     ==========     ==========     =============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)                 $    2,337     $      744     $    1,051     $       1,833
     Ratio of expenses with reimbursement to average net
        assets (2)                                                   1.12%          1.30%          1.50%             1.50%*
     Ratio of expenses without reimbursement to average net
       assets                                                        3.05%          3.10%          2.82%             2.00%*
     Ratio of net investment loss to average net assets             (0.94)%        (0.83)%        (0.56)%           (1.19)%*
     Portfolio turnover rate                                       222.29%          6.69%         16.23%             2.67%

*    Ratios annualized
**   Returns are not annualized
(1)  Commencement of operations.
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.35% on the Government Bond Portfolio and 1.12% on the Small-Cap/Mid-Cap Portfolio.

See notes to financial statements.

Selected data for a share of capital stock outstanding throughout the periods indicated.
HIGH YIELD BOND PORTFOLIO

                                                                                                             PERIOD FROM
                                                                                                           MAY 1, 2000 (1)
                                                                                                                 TO
                                                                         YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                               ----------------------------------------     -------------
                                                                  2003           2002           2001             2000
                                                               ----------     ----------     ----------     -------------
     Net Asset Value, Beginning of Period                      $     0.77     $     0.86     $     0.95     $        1.00
     Investment income--net                                          0.05           0.07           0.09              0.06
     Net realized and unrealized gain (loss) on investments
       during the period                                             0.09          (0.09)         (0.09)            (0.05)
                                                               ----------     ----------     ----------     -------------
                            Total from investment operations         0.14          (0.02)          0.00              0.01
     Less distributions from
       Investment income--net                                       (0.05)         (0.07)         (0.09)            (0.06)
       Capital gains                                                (0.00)***         --             --                --
                                                               ----------     ----------     ----------     -------------
                                         Total distributions        (0.05)         (0.07)         (0.09)            (0.06)
                                                               ----------     ----------     ----------     -------------
     Net Asset Value, End of Period                            $     0.86     $     0.77     $     0.86     $        0.95
                                                               ==========     ==========     ==========     =============
     Total return                                                   18.48%         (2.80)%         0.51%             1.00%**
                                                               ==========     ==========     ==========     =============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)                 $   24,273     $   20,026     $   20,589     $      20,241
     Ratio of expenses with reimbursement to average net
       assets (2)                                                    0.80%          0.80%          0.80%             0.80%*
     Ratio of expenses without reimbursement to average net
       assets                                                        0.90%          0.90%          0.93%             0.88%*
     Ratio of net investment income to average net assets            6.13%          7.92%          9.71%             8.87%*
     Portfolio turnover rate                                        21.67%          6.28%         12.18%               --

INTERNATIONAL STOCK PORTFOLIO

                                                                                                             PERIOD FROM
                                                                                                            MAY 1, 2000 (1)
                                                                                                                 TO
                                                                         YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                                               ----------------------------------------     -------------
                                                                  2003           2002           2001             2000
                                                               ----------     ----------     ----------     -------------
     Net Asset Value, Beginning of Period                      $     0.49     $     0.61     $     0.80     $        1.00
     Investment income--net                                          0.01             --             --                --
     Net realized and unrealized gain (loss) on investments
       during the period                                             0.17          (0.12)         (0.19)            (0.20)
                                                               ----------     ----------     ----------     -------------
                           Total from investment operations          0.18          (0.12)         (0.19)            (0.20)
     Less distributions from
       Investment income--net                                       (0.01)            --             --                --
                                                               ----------     ----------     ----------     -------------
                                         Total distributions        (0.01)          0.00           0.00              0.00
                                                               ----------     ----------     ----------     -------------
     Net Asset Value, End of Period                            $     0.66     $     0.49     $     0.61     $        0.80
                                                               ==========     ==========     ==========     =============
     Total return                                                   35.81%        (19.06)%       (23.11)%          (19.52)%**
                                                               ==========     ==========     ==========     =============
     RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
     Net Assets, end of period (000's omitted)                 $    3,743     $    2,681     $    3,130     $       4,024
     Ratio of expenses with reimbursement to average net
       assets (2)                                                    1.10%          1.10%          1.10%             1.10%*
     Ratio of expenses without reimbursement to average net
       assets                                                        1.52%          1.54%          1.54%             1.37%*
     Ratio of net investment income to average net assets            1.01%          0.69%          0.57%             0.84%*
     Portfolio turnover rate                                           --             --          18.74%             6.18%

*    Ratios annualized
**   Returns are not annualized
***  Amount less than $0.01
(1)  Commencement of operations.
(2) Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce expenses to 0.80% on the High Yield Bond Portfolio and 1.10% on the International Stock Portfolio.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  December 31, 2003

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income, Balanced, Money Market, Government Bond, Small-Cap/Mid-Cap, High Yield Bond and the International Stock Portfolios.

Shares of the Fund, other than the initial capitalization, will be sold only to separate accounts of American National Insurance Company ("American National").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

SECURITY VALUATION:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

RECLASSIFICATION OF CAPITAL ACCOUNTS:

The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended December 31, 2003, the following portfolios decreased paid-in-capital due to permanent book/tax differences:

                                                        GROWTH    EQUITY INCOME   BALANCED   SMALL-CAP / MID-CAP
                                                      ----------  -------------  ----------  -------------------
Undistributed net investment income                   $       19    $  5,233      $ 1,522        $   13,230
Accumulated realized gain (loss)                          17,981      (1,639)        (331)               --
                                                      ----------    --------      -------        ----------
Capital paid-in                                       $  (18,000)   $ (3,594)      (1,191)       $  (13,230)

FEDERAL INCOME TAXES:

For federal income tax purposes, each portfolio is treated as a separate entity. The Fund intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

TAX YEAR ENDING DECEMBER 31, 2003                     LOSS CARRYFORWARDS        EXPIRATION DATES
---------------------------------                     ------------------        ----------------
Growth Portfolio                                         $  3,147,991               2009-2011
Equity Income Portfolio                                  $     84,352                  2011
Small-Cap/Mid-Cap Portfolio                              $  2,035,802               2008-2011
High Yield Bond Portfolio                                $    900,441                  2011
International Stock Portfolio                            $    240,953               2009-2011

As of December 31, 2003, there were no post-October capital loss deferrals.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:

Fund shares are sold in a continuous public offering at net asset value. The Fund may repurchase shares at net asset value. Dividends and other distributions are recorded by each portfolio on the ex-dividend date and may be reinvested at net asset value.

EXPENSES:

Operating expenses directly attributable to a portfolio are prorated among the portfolios of the Fund based on the relative amount of each portfolios' net assets or shareholders.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement and an administrative service agreement with Securities Management and Research, Inc. ("SM&R"). SM&R is a wholly-owned subsidiary of American National. Investment advisory and service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                                                INVESTMENT   SERVICE
                                                               ADVISORY FEE    FEE
             Growth                                                0.50%      0.25%
             Equity Income                                         0.50%      0.25%
             Balanced                                              0.50%      0.25%
             Money Market                                          0.50%      0.25%
             Government Bond                                       0.50%      0.25%
             Small-Cap/Mid-Cap                                     1.25%      0.25%
             High Yield Bond                                       0.55%      0.25%
             International Stock                                   0.75%      0.25%

In addition to the investment advisory fee and the administrative fee, the Fund is responsible for paying most other operating expenses including outside director's fees and expenses, safekeeping fees, legal fees, auditing services, insurance, interest and miscellaneous expenses.

Effective June 1, 2002, and until April 30, 2005, SM&R has voluntarily agreed to waive or reduce expenses which exceed the following percentages of each portfolio's average daily net assets:

                        Growth                                0.87%
                        Equity Income                         0.79%
                        Balanced                              0.81%
                        Money Market                          0.56%
                        Government Bond                       0.35%
                        Small-Cap/Mid-Cap                     1.12%
                        High Yield Bond                       0.80%
                        International Stock                   1.10%

Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time without notice to investors.

As of December 31, 2003, SM&R and American National had the following ownership in the Portfolios:

                                                                  AMERICAN NATIONAL            AMERICAN NATIONAL
                                         SM&R                    CORPORATE ACCOUNTS            SEPARATE ACCOUNTS
                              ----------------------------  -----------------------------  ----------------------------
                                         PERCENT OF SHARES              PERCENT OF SHARES             PERCENT OF SHARES
                                SHARES      OUTSTANDING       SHARES       OUTSTANDING      SHARES       OUTSTANDING
Growth                          235,826        2.04%         2,864,012        24.80%       8,448,076        73.16%
Equity Income                   288,528        2.20%         3,539,790        26.94%       9,311,248        70.86%
Balanced                        384,070        4.69%         3,378,928        41.26%       4,426,516        54.05%
Money Market                  6,944,800       37.75%         2,714,575        14.76%       8,737,450        47.49%
Government Bond               1,850,949       17.37%         6,107,450        57.30%       2,700,241        25.33%
Small-Cap/Mid-Cap             1,981,088       20.26%         2,000,000        20.46%       5,794,760        59.28%
High Yield Bond                 195,909        0.70%        27,187,254        96.65%         744,620         2.65%
International Stock           1,687,850       29.65%         3,606,860        63.37%         397,164         6.98%

The Fund pays directors' fees and expenses for all the disinterested directors.

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments, other than commercial paper, were as follows:

                                                                      PURCHASES      SALES
                        Growth                                     $   4,748,476  $ 3,900,984
                        Equity Income                              $   4,172,383  $ 3,999,145
                        Balanced                                   $   1,863,784  $ 1,524,155
                        Government Bond                            $  10,703,425  $ 7,557,405
                        Small-Cap/Mid-Cap                          $   3,928,433  $ 3,019,440
                        High Yield Bond                            $   4,060,000  $ 3,937,506
                        International Stock                        $          --  $        92

Gross unrealized appreciation and depreciation as of December 31, 2003, based on the cost for federal income tax purposes is as follows: Growth
Portfolio--$13,647,944, Equity Income Portfolio--$19,520,045, Balanced Portfolio--$10,325,192, Government Bond Portfolio--$10,921,828,
Small-Cap/Mid-Cap Portfolio--$2,109,745, High Yield Bond Portfolio--$25,672,545 and International Stock Portfolio--$5,173,760.

                                                                    APPRECIATION  DEPRECIATION
                        Growth                                      $  3,353,350  $   405,621
                        Equity Income                               $  2,589,942  $ 1,264,869
                        Balanced                                    $  1,381,827  $   273,298
                        Government Bond                             $    130,079  $    70,470
                        Small-Cap/Mid-Cap                           $    334,084  $   118,188
                        High Yield Bond                             $  1,485,174  $ 3,220,426
                        International Stock                         $    248,928  $ 1,705,199

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily due to the tax deferral of losses on wash sales.

NOTE 4--CAPITAL STOCK
GROWTH PORTFOLIO

                                                                               YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------
                                                                           2003                        2002
                                                                -------------------------    -------------------------
                                                                   SHARES       AMOUNT          SHARES       AMOUNT
                                                                -----------   -----------    -----------  ------------
Sale of capital shares                                              826,257   $ 1,044,190      1,029,206  $  1,368,303
Investment income dividends reinvested                               89,520       128,908         80,289        93,938
                                                                -----------   -----------    -----------  ------------
Subtotals                                                           915,777     1,173,098      1,109,495     1,462,241
Redemptions of capital shares                                      (713,441)     (877,322)      (941,158) $ (1,219,122)
                                                                -----------   -----------    -----------  ------------
Net increase in capital shares outstanding                          202,336   $   295,776        168,337  $    243,119
                                                                              ===========                 ============
Shares outstanding at beginning of year                          11,345,578                   11,177,241
                                                                -----------                  -----------
Shares outstanding at end of year                                11,547,914                   11,345,578
                                                                ===========                  ===========

EQUITY INCOME PORTFOLIO

                                                                                YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------
                                                                           2003                        2002
                                                                -------------------------    -------------------------
                                                                   SHARES       AMOUNT          SHARES       AMOUNT
                                                                -----------   -----------    -----------  ------------
Sale of capital shares                                              934,511   $ 1,336,139        897,756  $  1,365,010
Investment income dividends reinvested                              173,907       276,466        219,166       290,835
Distributions from net realized gains reinvested                         --            --        566,063       747,203
                                                                -----------   -----------    -----------  ------------
Subtotals                                                         1,108,418     1,612,605      1,682,985     2,403,048
Redemptions of capital shares                                    (1,153,357)   (1,565,049)    (1,617,339)   (2,378,130)
                                                                -----------   -----------    -----------  ------------
Net increase (decrease) in capital shares outstanding               (44,939)  $    47,556         65,646  $     24,918
                                                                              ===========                 ============
Shares outstanding at beginning of year                          13,184,505                   13,118,859
                                                                -----------                  -----------
Shares outstanding at end of year                                13,139,566                   13,184,505
                                                                ===========                  ===========

BALANCED PORTFOLIO

                                                                                YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------
                                                                           2003                        2002
                                                                -------------------------    -------------------------
                                                                   SHARES       AMOUNT          SHARES       AMOUNT
                                                                -----------   -----------    -----------  ------------
Sale of capital shares                                            1,305,791   $ 1,699,824        838,861  $  1,086,048
Investment income dividends reinvested                              157,632       222,195        242,533       294,682
Distributions from net realized gains reinvested                     16,428        23,164         73,743        89,583
                                                                -----------   -----------    -----------  ------------
Subtotals                                                         1,479,851     1,945,183      1,155,137     1,470,313
Redemptions of capital shares                                    (1,047,121)   (1,318,681)      (974,704)   (1,235,769)
                                                                -----------   -----------    -----------  ------------
Net increase in capital shares outstanding                          432,730   $   626,502        180,433  $    234,544
                                                                              ===========                 ============
Shares outstanding at beginning of year                           7,756,784                    7,576,351
                                                                -----------                  -----------
Shares outstanding at end of year                                 8,189,514                    7,756,784
                                                                ===========                  ===========

MONEY MARKET PORTFOLIO

                                                                                YEAR ENDED DECEMBER 31,
                                                                ---------------------------------------------------------
                                                                          2003                        2002
                                                                --------------------------  -----------------------------
                                                                   SHARES        AMOUNT         SHARES          AMOUNT
                                                                -----------   ------------  -------------   -------------
Sale of capital shares                                           33,478,381   $ 33,478,381    108,878,654   $ 108,878,654
Investment income dividends reinvested                              105,010        105,010        145,538         145,538
                                                                -----------   ------------  -------------   -------------
Subtotals                                                        33,583,391     33,583,391    109,024,192     109,024,192
Redemptions of capital shares                                   (33,841,935)   (33,841,935)  (103,957,426)   (103,957,426)
                                                                -----------   ------------  -------------   -------------
Net increase (decrease) in capital shares outstanding              (258,544)  $   (258,544)     5,066,766   $   5,066,766
                                                                              ============                  =============
Shares outstanding at beginning of year                          18,655,369                    13,588,603
                                                                -----------                 -------------
Shares outstanding at end of year                                18,396,825                    18,655,369
                                                                ===========                 =============

GOVERNMENT BOND PORTFOLIO

                                                                                    YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------------------
                                                                          2003                        2002
                                                                --------------------------  ----------------------------
                                                                   SHARES        AMOUNT         SHARES         AMOUNT
                                                                -----------   ------------  -------------   ------------
Sale of capital shares                                            4,245,530   $  4,686,588      1,950,986   $  2,152,449
Investment income dividends reinvested                              292,008        306,636        297,621        324,407
Distributions from net realized gains reinvested                    296,639        311,471         12,617         13,752
                                                                -----------   ------------  -------------   ------------
Subtotals                                                         4,834,177      5,304,695      2,261,224      2,490,608
Redemptions of capital shares                                    (1,820,990)    (2,010,491)      (471,920)      (523,271)
                                                                -----------   ------------  -------------   ------------
Net increase in capital shares outstanding                        3,013,187   $  3,294,204      1,789,304   $  1,967,337
                                                                              ============                  ============
Shares outstanding at beginning of year                           7,645,454                     5,856,150
                                                                -----------                 -------------
Shares outstanding at end of year                                10,658,641                     7,645,454
                                                                ===========                 =============

SMALL-CAP/MID-CAP PORTFOLIO

                                                                                  YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------------------
                                                                          2003                        2002
                                                                --------------------------  ----------------------------
                                                                   SHARES        AMOUNT         SHARES         AMOUNT
                                                                -----------   ------------  -------------   ------------
Sale of capital shares                                            5,676,365   $  1,159,737      2,303,980   $    367,856
Redemptions of capital shares                                    (1,491,801)      (296,238)      (229,707)       (34,661)
                                                                -----------   ------------  -------------   ------------
Net increase in capital shares outstanding                        4,184,564   $    863,499      2,074,273   $    333,195
                                                                              ============                  ============
Shares outstanding at beginning of year                           5,591,284                     3,517,011
                                                                -----------                 -------------
Shares outstanding at end of year                                 9,775,848                     5,591,284
                                                                ===========                 =============

HIGH YIELD BOND PORTFOLIO

                                                                                YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------------------
                                                                          2003                        2002
                                                                --------------------------  ----------------------------
                                                                   SHARES        AMOUNT         SHARES         AMOUNT
                                                                -----------   ------------  -------------   ------------
Sale of capital shares                                              840,918   $    705,165        372,949   $    308,519
Investment income dividends reinvested                            1,598,225      1,374,578      2,054,028      1,581,602
Distributions from net realized gains reinvested                     13,084         11,514             --             --
                                                                -----------   ------------  -------------   ------------
Subtotals                                                         2,452,227      2,091,257      2,426,977      1,890,121
Redemptions of capital shares                                      (374,934)      (318,185)      (190,561)      (157,492)
                                                                -----------   ------------  -------------   ------------
Net increase in capital shares outstanding                        2,077,293   $  1,773,072      2,236,416   $  1,732,629
                                                                              ============                  ============
Shares outstanding at beginning of year                          26,050,490                    23,814,074
                                                                -----------                 -------------
Shares outstanding at end of year                                28,127,783                    26,050,490
                                                                ===========                 =============

INTERNATIONAL STOCK PORTFOLIO

                                                                                YEAR ENDED DECEMBER 31,
                                                                --------------------------------------------------------
                                                                          2003                        2002
                                                                --------------------------  ----------------------------
                                                                   SHARES        AMOUNT         SHARES         AMOUNT
                                                                -----------   ------------  -------------   ------------
Sale of capital shares                                            4,845,966   $  2,655,875     10,081,572   $  5,554,146
Investment income dividends reinvested                               46,878         30,446         41,183         20,182
                                                                -----------   ------------  -------------   ------------
Subtotals                                                         4,892,844      2,686,321     10,122,755      5,574,328
Redemptions of capital shares                                    (4,625,022)    (2,506,045)    (9,834,577)    (5,418,224)
                                                                -----------   ------------  -------------   ------------
Net increase in capital shares outstanding                          267,822   $    180,276        288,178   $    156,104
                                                                              ============                  ============
Shares outstanding at beginning of year                           5,424,052                     5,135,874
                                                                -----------                 -------------
Shares outstanding at end of year                                 5,691,874                     5,424,052
                                                                ===========                 =============

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the following periods:

                                                             YEAR ENDED
                                                            DECEMBER 31,
                                                   -------------------------------
                                                        2003             2002
                                                   --------------   --------------
GROWTH PORTFOLIO
  Distributions paid from:
     Ordinary income                               $      128,908   $       93,938
     Long-term capital gain                                    --               --
                                                   --------------   --------------
                                                   $      128,908   $       93,938
                                                   ==============   ==============

EQUITY INCOME PORTFOLIO
  Distributions paid from:
     Ordinary income                               $      276,466   $      290,835
     Long-term capital gain                                    --          747,203
                                                   --------------   --------------
                                                   $      276,466   $    1,038,038
                                                   ==============   ==============

BALANCED PORTFOLIO
  Distributions paid from:
     Ordinary income                               $      222,196   $      294,682
     Long-term capital gain                                23,164           89,583
                                                   --------------   --------------
                                                   $      245,360   $      384,265
                                                   ==============   ==============

MONEY MARKET PORTFOLIO
  Distributions paid from:
     Ordinary income                               $      105,006   $      145,538
     Long-term capital gain                                    --               --
                                                   --------------   --------------
                                                   $      105,006   $      145,538
                                                   ==============   ==============

GOVERNMENT BOND PORTFOLIO
  Distributions paid from:
     Ordinary income                               $      318,969   $      324,407
     Long-term capital gain                               299,138           13,752
                                                   --------------   --------------
                                                   $      618,107   $      338,159
                                                   ==============   ==============

HIGH YIELD BOND PORTFOLIO
  Distributions paid from:
     Ordinary income                               $    1,374,578   $    1,581,602
     Long-term capital gain                                11,514               --
                                                   --------------   --------------
                                                   $    1,386,092   $    1,581,602
                                                   ==============   ==============

INTERNATIONAL STOCK PORTFOLIO
  Distributions paid from:
     Ordinary income                               $       30,446   $       20,182
     Long-term capital gain                                    --               --
                                                   --------------   --------------
                                                   $       30,446   $       20,182
                                                   ==============   ==============

As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

GOVERNMENT BOND PORTFOLIO
Undistributed net investment income                $          927
Undistributed gains                                            12

HIGH YIELD BOND PORTFOLIO
Undistributed net investment income                $        4,604

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
American National Investment Accounts, Inc.

We have audited the accompanying statements of assets and liabilities of American National Investment Accounts, Inc. (comprised of Growth, Equity Income, Balanced, Money Market, Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock portfolios), including the schedule of investments as of December 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended (with respect to Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock portfolios for the period May 1, 2000 to December 31, 2000 and the three years in the period then ended). These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American National Investment Accounts, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (with respect to Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock portfolios for the period May 1, 2000 to December 31, 2000 and the three years in the period then ended), in conformity with accounting principles generally accepted in the United States of America.


Tait, Weller & Baker
Philadelphia, Pennsylvania
February 26, 2004

SUPPLEMENTAL INFORMATION
(Unaudited)


Information pertaining to the Directors and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request by calling (800) 231-4639.

INDEPENDENT DIRECTORS

                                                                                                      NUMBER OF
                                                                                                    PORTFOLIOS IN       OTHER
                                              TERM OF OFFICE                                        FUND COMPLEX    DIRECTORSHIPS
     NAME, ADDRESS,        POSITION(S) HELD   AND LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY       HELD BY
        AND AGE                WITH FUND       TIME SERVED            DURING PAST 5 YEARS             DIRECTOR         DIRECTOR
-------------------------  ----------------  ---------------  ------------------------------------- ------------ -------------------
Ernest S. Barratt, Ph.D.   Director          Indefinite       Marie B. Gale Centennial Professor         19*     Director of SM&R
2450 South Shore Blvd.,                      Since 8/90       in Psychiatry, Cognitive                           Investments, Inc.,
League City, TX 77573                                         Neuroscience Laboratory, Department                another investment
Age 78                     Audit Committee   Indefinite       of Psychiatry and Behavioral                       company advised by
                                             Since 12/97      Sciences, University of Texas                      SM&R.
                                                              Medical Branch

Edwin K. Nolan             Director          Indefinite       Investor and Attorney, Law Offices,        19*     Director of SM&R
2450 South Shore Blvd.,                      Since 11/97      Edwin K. Nolan, P.C.                               Investments, Inc.,
League City, TX 77573                                                                                            another investment
Age 60                     Nominating        Indefinite       Director/Owner of Canyon Lake                      company advised by
                           Committee         Since 11/00      Aviation, Inc.                                     SM&R.

                           Audit Committee   Indefinite
                                             Since 11/03      Director of Hancock Mini Mart, Inc.

Robert V. Shattuck         Director          Indefinite       Attorney, Law Offices,                     19*     Director of SM&R
2450 South Shore Blvd.,                      Since 11/97      Robert V. Shattuck, Jr.                            Investments, Inc.,
League City, TX 77573                                                                                            another investment
Age 62                     Nominating        Indefinite                                                          company advised by
                           Committee         Since 11/00                                                         SM&R.

Donald P. Stevens          Director          Indefinite       Assistant to the President for             19*     Director of SM&R
2450 South Shore Blvd.,                      Since 9/00       Governmental Relations of the                      Investments, Inc.,
League City, TX 77573                                         University of Texas Medical Branch,                another investment
Age 56                                                        Galveston, TX                                      company advised by
                           Nominating        Indefinite                                                          SM&R.
                           Committee         Since 11/00      Vice President and Director, Jamail
                                                              Galveston Foundation (a family
                                                              charitable foundation)

Steven H. Stubbs           Director          Indefinite       President and Director of Dancing          19*     Director of SM&R
2450 South Shore Blvd.,                      Since 9/00       Rabbit Press, Inc. (a publishing                   Investments, Inc.,
League City, TX 77573                                         company)                                           another investment
Age 65                     Audit Committee   Indefinite                                                          company advised by
                           Chairman          Since 8/03       Director, Neshoba County Public                    SM&R.
                                                              Library

Frank P. Williamson        Director          Indefinite       Retired, Owner of Professional             19*     Director of SM&R
2450 South Shore Blvd.,                      Since 11/97      Pharmacy                                           Investments, Inc.,
League City, TX 77573                                                                                            another investment
Age 71                                                        Relief Pharmacy                                    company advised by
                                                                                                                 SM&R.

INTERESTED DIRECTORS

                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN    OTHER
                                         TERM OF OFFICE                                      FUND COMPLEX DIRECTORSHIPS  INTERESTED
     NAME, ADDRESS,     POSITION(S) HELD AND LENGTH OF         PRINCIPAL OCCUPATION(S)        OVERSEEN BY    HELD BY      DIRECTOR
        AND AGE             WITH FUND     TIME SERVED            DURING PAST 5 YEARS           DIRECTOR      DIRECTOR   RELATIONSHIP
----------------------- ---------------- -------------- ----------------------------------- ------------- ------------- ------------
Michael W. McCroskey    President &      Indefinite     President, CEO, Director and              19*     Director of       (1)
2450 South Shore Blvd., Director         Since 8/94     member of Executive Committee                     SM&R
League City, TX 77573                                   of Securities Management and                      Investments,
Age 60                                                  Research, Inc. (SM&R)^                            Inc., another
                                                                                                          investment
                                                        Executive Vice President and                      company
                                                        Treasurer of American National                    advised by
                                                        Insurance Company                                 SM&R.

                                                        Director and President of ANREM
                                                        Corporation (real estate management
                                                        company)^

                                                        President and Director of ANTAC
                                                        Corporation (real estate management
                                                        company)^

                                                        Director of Comprehensive
                                                        Investment Services, Inc.
                                                        (investment services company)^

                                                        Vice President of Garden State
                                                        Life Insurance Company^

                                                        Vice President of American
                                                        National Property & Casualty
                                                        Company^

                                                        Vice President of Standard Life &
                                                        Accident Insurance Company^

                                                        Vice President of Pacific Property
                                                        and Casualty Company^

                                                        Assistant Secretary of American
                                                        National General Insurance
                                                        Company^

                                                        Assistant Secretary of American
                                                        National Life Insurance Company of
                                                        Texas^

                                                        Vice President of Farm Family Life
                                                        Insurance Company^

                                                        Vice President of Farm Family
                                                        Casualty Insurance Company^

                                                        Vice President of United Farm
                                                        Family Insurance Company^

                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN    OTHER
                                         TERM OF OFFICE                                      FUND COMPLEX DIRECTORSHIPS  INTERESTED
     NAME, ADDRESS,     POSITION(S) HELD AND LENGTH OF         PRINCIPAL OCCUPATION(S)        OVERSEEN BY    HELD BY      DIRECTOR
        AND AGE             WITH FUND     TIME SERVED            DURING PAST 5 YEARS           DIRECTOR      DIRECTOR   RELATIONSHIP
----------------------- ---------------- -------------- ----------------------------------- ------------- ------------- ------------
Lea McLeod Matthews     Director         Indefinite     Communications Specialist,                19*     Director of       (2)
2450 South Shore Blvd.,                  Since 8/94     National Western Life Insurance                   SM&R
League City, TX 77573                                   Company (5/02-present)                            Investments,
Age 41                                                                                                    Inc., another
                                                                                                          investment
                                                                                                          company
                                                                                                          advised by
                                                                                                          SM&R.

                                                        Director of Garden State Life
                                                        Insurance Company^

                                                        Senior Communications Specialist,
                                                        Texas Guaranteed Student Loan
                                                        Corporation (1/01-5/02)

                                                        Internal Publications Manager,
                                                        Tivoli Software 4/00-1/01

                                                        Communications Consultant, Texas
                                                        Association of School Boards
                                                        8/99-4/00

                                                        Technical Writer/Publications
                                                        Editor, National Western Life
                                                        Insurance Company 1/92-8/99

Ann McLeod Moody        Director         Indefinite     Housewife, Personal Investments           19*     Director of       (3)
2450 South Shore Blvd.,                  Since 11/97                                                      SM&R
League City, TX 77573                                   Director of Gal-Tex Hotel                         Investments,
Age 66                                                  Corporation (hospitality and hotel                Inc., another
                                                        management company)#                              investment
                                                                                                          company
                                                        Director of Moody Gardens, Inc. (a                advised by
                                                        charitable organization)                          SM&R.

Jamie G. Williams       Director         Indefinite     Regional Grants Director, The             19*     Director of       (4)
2450 South Shore Blvd.,                  Since 11/97    Moody Foundation (a charitable                    SM&R
League City, TX 77573                                   foundation)                                       Investments,
Age 57                                                                                                    Inc., another
                                                        Academic Language Therapist and                   investment
                                                        Educational Consultant                            company
                                                                                                          advised by
                                                        Director, Center for Computer                     SM&R.
                                                        Assistance to the Disabled (C-CAD)

(1) Mr. McCroskey serves as an officer and director of SM&R, the Fund's investment adviser. He also serves as an officer of SM&R's parent company, American National Insurance Company ("American National").

(2) Ms. Matthews is the step-daughter of Robert L. Moody. Mr. Moody is the Chairman of the Board and Chief Executive Officer of American National, the parent of SM&R. Mr. Moody is also a trustee of The Moody Foundation, a charitable foundation established for charitable and educational purposes, which owns approximately 23.6% of the outstanding common shares of American National, and he serves as Chairman of the Board, President, and Chief Executive Officer of The Moody National Bank of Galveston (the "Bank"), which, in its capacity as trustee and custodian, votes approximately 46.5% of the outstanding common shares of American National. Mr. Moody is also the President and a director of the companies owning the controlling interests in such bank, and he is a life income beneficiary of one of such trusts.

     Ms. Matthews is the daughter of Fund director Ann McLeod Moody.

(3)  Ms. Moody is the spouse of Robert L. Moody. See footnote 2 above.

     Ms. Moody is the mother of Fund director Lea McLeod Matthews.

(4) Ms. Williams is an employee of The Moody Foundation, which owns approximately 23.6% of American National, the parent of SM&R.

* Also a Director of SM&R Investments, Inc., another investment company advised by SM&R, which has 11 portfolios.

^    Under control of American National.

#    Under common control with American National.

OFFICERS

                                                                                                                NUMBER OF
                                                                                                              PORTFOLIOS IN
                                                   TERM OF OFFICE                                             FUND COMPLEX
       NAME, ADDRESS,         POSITION(S) HELD     AND LENGTH OF           PRINCIPAL OCCUPATION(S)             OVERSEEN BY
         AND AGE                 WITH FUND           TIME SERVED             DURING PAST 5 YEARS                 OFFICER
---------------------------   ----------------   -----------------  -------------------------------------   ------------------
Michael W. McCroskey          President&         Indefinite         SEE INTERESTED DIRECTOR TABLE                   19
                              Director!          Since 8/94         ABOVE

Brenda T. Koelemay            Vice               Indefinite         Vice President& Treasurer of SM&R               19
2450 South Shore Blvd.,       President &        Since 1992
League City, TX 77573         Treasurer!
Age 49

Teresa E. Axelson             Vice               Indefinite         Vice President& Secretary of SM&R               19
2450 South Shore Blvd.,       President&         Since 1983
League City, TX 77573         Secretary!
Age 56

! Positions also held with SM&R Investments, Inc., another investment company advised by SM&R.

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.     2450 South Shore Boulevard, League City, TX 77573

                                    DIRECTORS
                            Ernest S. Barratt, Ph.D.
                               Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                             Robert V. Shattuck, Jr.
                                Donald P. Stevens
                                Steven H. Stubbs
                                Jamie G. Williams
                               Frank P. Williamson

                                    OFFICERS
                         Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                 Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                     Securities Management andResearch, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                    CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                  LEGAL COUNSEL
                           Greer, Herz & Adams, L.L.P.
                                 One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

               TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

ITEM 2.  CODE OF ETHICS

THE SM&R FAMILY OF FUNDS

CODES OF ETHICS FOR SENIOR OFFICERS


STATEMENT OF GENERAL PRINCIPLES

	The Board of Directors of the SM&R Family of Funds (the "Funds") have adopted this Code of Ethics ("Code") applicable to their Principal Executive Officer and Principal Financial and Accounting Officer and others who may serve in similar functions (the "Covered Officers") to promote:

* Honest and ethical conduct, including the ethical handling of
* actual or apparent conflicts of interest between personal and
* professional relationships;

* Full, fair, accurate, timely and understandable disclosure in
* documents filed with the Securities and Exchange Commissions
* ("SEC") and in other public communications;

* Compliance with applicable governmental laws, rules and
* regulations;

* The prompt internal reporting to an appropriate person or persons
* identified in the Code of violations of the Code; and

* Accountability for adherence to the Code.

No Code can address every situation that a Senior Officer might face.   As a
guiding principle, Senior Officers should adhere to a high standard of business ethics and strive to implement the spirit as well as the letter of applicable laws, rules and regulations, and to provide the type of clear and complete disclosure and information that Fund shareholders have a right to expect.

SECTION 1. HONEST AND ETHICAL CONDUCT

Each Covered Officer named in Exhibit A of this Code owes a duty to the Funds and the Funds shareholders to act with integrity and honesty in the conduct of his/her duties and responsibilities while maintaining
the confidentiality of information.   Integrity requires, among other things,
being honest and candid. Deceit and subordination of principle are inconsistent with integrity.

SECTION 2.  AVOIDANCE OF CONFLICTS OF INTEREST

Definition:
A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Funds. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Funds.

Covered Officers must avoid any actual or apparent conflict of interest, direct or indirect, between personal and professional relationships. A Covered Officer should not engage in personal, business or professional relationships or dealings which would impair his/her independence or judgement or adversely affect the performance of his/her duties in the best interests of the Funds and its shareholders. Any relationship or dealing that would present a conflict for a Covered Officer could also present a conflict if it is related to a member of his/her immediate family.

Certain conflicts of interest covered by this Code arise out of the relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 and the Investment Advisers Act of 1940. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

It is recognized by the Board that, conflicts may arise from, or as a result of, the contractual relationship between the Funds and the investment adviser of which the Covered Officers are also officers or employees. As a result, the Board recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for the adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser and the Funds. The Board recognizes that participation of the Covered Officers in such activities is inherent in the contractual relationship between the Funds and the adviser and is consistent with the expectation of the Board of the performance by the Covered Officers of their duties as officers of the Funds.
Each Covered Officer must:

* Handle any actual or apparent conflict of interest ethically;

* Avoid conflicts of interest wherever possible;

* Not use his/her personal influence or personal relationships to
* influence investment decisions or financial reporting by the Funds
* whereby the Covered Officer would benefit personally to the
* detriment of any of the Funds;

* Not cause any of the Funds to take action, or fail to take action,
* for the individual personal benefit of the Covered Officer rather
* than the benefit of any of the Funds;

* Not use knowledge of portfolio transactions made or
* contemplated for the Funds to profit or cause others to profit, by
* market effect of such transactions;

Some conflict of interest or potential conflict of interest situations should always be discussed with the Funds Legal Counsel, if material, include:

* Service as a director on the board of any public or private
* company;

* Any outside business activity that detracts from an individual's
* ability to devote appropriate time and attention to his/her
* responsibilities with the Funds;

* The receipt of any entertainment from any company with which
* the Funds have current or prospective business dealings unless
* such entertainment is business-related, reasonable in cost,
* appropriate as to time and place, and not so frequent as to raise
* any question of impropriety or other formulation as the Funds
* already use in another code of ethics or conduct;

* A direct ownership interest in, or any consulting or employment
* relationship with, any of the Funds; service providers, other than
* its investment adviser, principal underwriter, or other SM&R and
* its parent organization's affiliated entities and other than a de
* minimis ownership interest (for purposes of this section of the * Code an ownership interest of 1% or less shall constitute a de
* minimis ownership interest, and any ownership interest of more
* than 1% creates a rebuttable presumption that there may be a
* material conflict of interest); and

* A direct or indirect financial interest in commissions, transaction
* charges or spreads paid by the Funds for effecting portfolio
* transactions or for selling or redeeming shares other than an
* interest arising from the Covered Officer's employment with
* SM&R, its subsidiaries, its parent organizations and any affiliates
* or subsidiaries thereof, such as compensation or equity
* ownership, and other than an interest arising from a de minimis
* ownership interest in a company with the Funds execute portfolio
* transactions or a company that receives commissions or other fees
* related to its sales and redemptions of shares of the Funds (for
* purposes of this section of the Code an ownership interest of 1%
* or less shall constitute a de minimis ownership interest, and an
* ownership interest of more than 1% creates a rebuttable
* presumption that there may be a material conflict of interest)..

SECTION 3.  DISCLOSURE

Covered Officers have a supervisory role with respect to the financial information included in reports filed with regulatory agencies and public disclosures by the Funds, and have particular responsibilities in connection with these communications.

Therefore, Each Covered Officer must:

* familiarize himself/herself with the disclosure requirements
* applicable to the Funds as well as the business and financial
* operations of the Funds;

* not knowingly misrepresent, or cause others to misrepresent, facts
* about the Funds to others, whether within or outside the Funds,
* including to the Funds directors and auditors, and to
* governmental regulators and self-regulatory organizations;

*  ensure that reasonable steps are taken within his/her area of
* responsibility and consult with other officers and employees of
* the Funds and the adviser to promote full, fair, accurate, timely
* and understandable disclosure in all regulatory filings, as well as
* when communicating with the Funds' shareholders or the general
* public, in accordance with applicable law.

SECTION 4. COMPLIANCE

It is each Funds policy to comply in all material respects with all applicable
governmental laws, rules and regulations.   It is the personal responsibility
of each Covered Officer to adhere to the standards and restrictions imposed by those laws, rules and regulations, including those relating to affiliated transactions, accounting and auditing matters.

SECTION 5.  REPORTING AND ACCOUNTABILITY

Each Covered Officer must:

* Upon receipt of the Code or upon becoming a Covered Officer,
* sign and submit to the Chief Compliance Officer of the Funds an
* acknowledgement stating that he/she has received, read and
* understands the Code;

* Annually thereafter submit a form to the Chief Compliance
* Officer of the Funds confirming that he/she has received, read and
* understands the Code and has complied with the requirements of
* the Code;

* Notify Legal Counsel promptly if he/she becomes aware of any
* existing or potential violation of this Code;.

* Not retaliate against any other Covered Officer or any employee
* of the Funds or their affiliated persons for reports of potential
* violations that are made in good faith.

Except as described otherwise below, Legal Counsel is responsible for applying this Code to specific situations in which questions are presented to him/her and has the authority to interpret this Code in any particular situation. Legal Counsel shall take all action he/she considers appropriate to investigate any actual or potential violations reported to him/her. Legal Counsel is authorized to consult, as appropriate, with Chairman of the Audit Committee of the Board and is encouraged to do so.

Legal Counsel is responsible for granting waivers and determining sanctions, as appropriate. Additionally, the Chairman of the Audit Committee may also consider approvals, interpretations, or waivers sought by the Covered Officers.

The Funds will follow these procedures in investigating and enforcing this Code;

* Legal Counsel will take all appropriate action to investigate any
* potential violations reported to him/her;

* violations and potential violations will be reported to the
* Chairman of the Audit Committee of the Board after the
* investigation has been completed;

* if the Chairman of the Audit Committee determines that a
* violation has occurred, he/she will inform the Board, which will
* take all appropriate disciplinary or preventive action;;

* appropriate disciplinary action, may include a letter of censure,
* suspension, dismissal or, in the event of criminal or other serious
* violations of law, notificaiton to the SEC or other appropriate law
* enforcement authorities;

* Legal Counsel will be responsible for granting waivers, as
* appropriate; and

* any changes to or waivers of this Code will, to the extent
* required, be disclosed on Form N-CSR as provided by SEC rules.

SECTION 6.  OTHER POLICIES AND PROCEDURES

The Funds' and their investment adviser's and principal underwriter's codes of ethics under Rule 17j-1 of the Investment Company Act and the Corporate Policies and Conflict of Interest and Sensitive Transaction Policies of SM&R's parent, American National Insurance Company are separate requirements applying to the Covered Officers and others, and are not part of this Code.

SECTION 7.  AMENDMENTS

	Any amendments to this Code, other than amendments to Exhibit A, must be in written form and approved or ratified by a majority vote of the Funds Boards , including a majority of the independent directors.

SECTION 8.  CONFIDENTIALITY

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board and its counsel.

SECTION 9.  INTERNAL USE

The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Funds, as to any fact, circumstance, or legal conclusion.




Date:    October 1, 2003

Exhibit A

Persons Covered by this Code of Ethics



Michael W. McCroskey, President, Chief Executive Officer

Brenda T. Koelemay, Chief Financial Officer

THE SM&R FAMILY OF FUNDS
CODES OF ETHICS FOR SENIOR OFFICERS

ACKNOWLEDGEMENT


I hereby acknowledged that I am a Principal Officer of the Funds and I am aware of and subject to the Funds' Code of Ethics. Accordingly, I have read and understood the requirements of the Code of Ethics and I am committed to fully comply with the Code of Ethics.

I recognize my obligations to promote:

1. Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2. Full, fair, accurate, timely, and understandable disclosure in reports and documents that the Funds file with, or submit to, the Commission and in other public communications made by the Funds; and

3. Compliance with applicable governmental laws, rules and regulations.



Date:   February 27, 2004		Name:_ /s/ Michael W. McCroskey
						Michael W. McCroskey
				Title:   President, Chief Executive Officer

THE SM&R FAMILY OF FUNDS
CODES OF ETHICS FOR SENIOR OFFICERS

ACKNOWLEDGEMENT


I hereby acknowledged that I am a Principal Officer of the Funds and I am aware of and subject to the Funds' Code of Ethics. Accordingly, I have read and understood the requirements of the Code of Ethics and I am committed to fully comply with the Code of Ethics.

I recognize my obligations to promote:

1. Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2. Full, fair, accurate, timely, and understandable disclosure in reports and documents that the Funds file with, or submit to, the Commission and in other public communications made by the Funds; and

3. Compliance with applicable governmental laws, rules and regulations.



Date:   February 27, 2004		Name:           /s/ Brenda T. Koelemay
							Brenda T. Koelemay
				Title:   Vice President, Chief Financial Officer

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Directors has determined that the registrant has at least one Audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Seven H. Stubbs. Mr. Stubbs is "independent" within the meaning of that term used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit fees for American National Investment Accounts, Inc. totaled Approximately $23,400 in 2003 and approximately $22,700 in 2002, including fees Associated with the annual audit and filings of the Portfolio's Form N-1A and Form N-SAR.

Fees for tax services to American National Investment Accounts, Inc., including tax compliance, tax advice and tax planning, totaled approximately $6,000 in 2003 and $6,000 in 2002.


ITEM 5. [Reserved]

ITEM 6. [Reserved]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND
PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

            Not applicable

ITEM 8. [Reserved]

ITEM 9. CONTROLS AND PROCEDURES

As of February 27, 2004, an evaluation was performed under the supervision and with the participation of the officers of SM&R Investments, Inc. (the "Company"), including the Chief Executive Officer ("CEO") and Chief
Financial Officer ("CFO"), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the officers, including the CEO and CFO, conclude that, as of February 27, 2004, the company's disclosure controls and procedures were reasonably designed so as to ensure that material information relating to the Company is made known to the CEO and CFO. There have been no significant changes in the Company's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filling of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Not applicable.
(b) (1)In connection with the Certified Shareholder Report of American National Investment Accounts, Inc. (the "Company") on Form N-CSR for the period ended December 31, 2003 as filed with the Securities and Exchange Commission on the date hereof (the "Report"), I, Michael W. McCroskey, President of the Company, certify, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

(1) The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

(2) The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.



Date:  February 27, 2004

	\S\ Michael W. McCroskey
	-------------------------------------
	President

	A signed original of this written statement required by Section 906, or other document authenticating, acknowledging, or otherwise adopting the signature that appears in typed form within the electronic version of this written statement required by Section 906, has been provided to the company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request.

(b) (1)	In connection with the Certified Shareholder Report of American
National Investment Accounts, Inc. (the "Company") on Form N-CSR for the period ended December 31, 2003 as filed with the Securities and Exchange Commission on the date hereof (the "Report"), I, Brenda T. Koelemay, Vice President and Treasurer of the Company, certify, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

(2) The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

(3) The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.


Date:  February 27, 2004

	\S\ Brenda T. Koelemay
	-------------------------------------
	Vice President and Treasurer

	A signed original of this written statement required by Section 906, or other document authenticating, acknowledging, or otherwise adopting the signature that appears in typed form within the electronic version of this written statement required by Section 906, has been provided to the company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request.